Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 95.7%
		Communication Services - 2.5%
77		AdTheorent Holding Company, Inc. (a)		$149
429		Advantage Solutions, Inc. (a)		1,064
161		AMC Networks, Inc. - Class A (a)		3,214
65		Anterix, Inc. (a)		2,210
60		Arena Group Holdings, Inc. (a)		823
60		ATN International, Inc.		2,905
686		Audacy, Inc. (a)		197
122		Bandwidth, Inc. - Class A (a)		2,789
114		Boston Omaha Corporation - Class A (a)		3,266
385		Bumble, Inc. - Class A (a)		9,379
182		Cardlytics, Inc. (a)		817
517		Cargurus, Inc. (a)		6,762
369		Cars.com, Inc. (a)		5,454
573		Charge Enterprises, Inc. (a)		1,215
557		Cinemark Holdings, Inc. (a)		7,580
1,969		Clear Channel Outdoor Holdings, Inc. (a)		2,225
229		Cogent Communications Holdings, Inc.		13,292
412		Consolidated Communications Holdings, Inc. (a)		1,903
100		Cumulus Media, Inc. - Class A (a)		732
6		Daily Journal Corporation (a)		1,650
210		DHI Group, Inc. (a)		1,180
202		EchoStar Corporation - Class A (a)		3,515
330		Entravision Communications Corporation - Class A		1,835
391		Eventbrite, Inc. - Class A (a)		2,850
104		EverQuote, Inc. - Class A (a)		1,123
290		EW Scripps Company - Class A (a)		4,344
727		fuboTV, Inc. (a)		2,028
45		Gambling.com Group, Ltd. (a)		461
756		Gannett Company, Inc. (a)		1,890
3,413		Globalstar, Inc. (a)		6,485
310		Gogo, Inc. (a)		4,864
462		Gray Television, Inc.		5,405
110		IDT Corporation - Class B (a)		3,075
598		iHeartMedia, Inc. - Class A (a)		4,808
265		IMAX Corporation (a)		4,476
103		Innovid Corporation (a)		305
91		Integral Ad Science Holding Corporation (a)		905
645		Iridium Communications, Inc. (a)		34,249
241		John Wiley & Sons, Inc. - Class A		11,426
169		KORE Group Holdings, Inc. (a)		402
22		Leafly Holdings, Inc. (a)		16
228		Liberty Latin America, Ltd. - Class A (a)		1,765
880		Liberty Latin America, Ltd. - Class C (a)		6,855
56		Liberty Media Corporation-Liberty Braves - Class A (a)		1,855
198		Liberty Media Corporation-Liberty Braves - Class C (a)		6,451
290		Lions Gate Entertainment Corporation - Class A (a)		2,216
606		Lions Gate Entertainment Corporation - Class B (a)		4,315
106		Loyalty Ventures, Inc. (a)		255
140		Madison Square Garden Entertainment Corporation (a)		6,737
655		Magnite, Inc. (a)		7,277
114		Marcus Corporation		1,851
101		MediaAlpha, Inc. - Class A (a)		1,199
114		Ooma, Inc. (a)		1,796
39		Outbrain, Inc. (a)		151
380		Playstudios, Inc. (a)		1,588
203		PubMatic, Inc. - Class A (a)		3,181
254		QuinStreet, Inc. (a)		3,614
316		Radius Global Infrastructure, Inc. - Class A (a)		4,001
97		Reservoir Media, Inc. (a)		613
140		Scholastic Corporation		5,757
264		Shenandoah Telecommunications Company		5,140
114		Shutterstock, Inc.		6,135
241		Sinclair Broadcast Group, Inc. - Class A		4,473
1,374		Skillz, Inc. (a)		1,345
303		Stagwell, Inc. (a)		2,260
130		Starry Group Holdings, Inc. - Class A (a)		24
140		TechTarget, Inc. (a)		6,392
1,209		TEGNA, Inc.		23,866
541		Telephone and Data Systems, Inc.		5,703
39		Thryv Holdings, Inc. (a)		748
492		TrueCar, Inc. (a)		1,225
78		United States Cellular Corporation (a)		1,658
43		Urban One, Inc. - Class A (a)		215
62		Urban One, Inc. - Class D (a)		273
692		Vimeo, Inc. (a)		2,962
1,088		Vinco Ventures, Inc. (a)		730
111		Wejo Group, Ltd. (a)		105
290		WideOpenWest, Inc. (a)		3,010
365		Yelp, Inc. (a)		11,297
228		Ziff Davis, Inc. (a)		21,036
372		ZipRecruiter, Inc. - Class A (a)		6,160
				329,502
		Consumer Discretionary - 10.6%
144		1-800-Flowers.com, Inc. - Class A (a)		1,218
33		1stdibs.com, Inc. (a)		199
391		2U, Inc. (a)		3,140
170		Aaron’s Company, Inc.		2,072
320		Abercrombie & Fitch Company - Class A (a)		7,674
424		Academy Sports & Outdoors, Inc.		21,403
308		Accel Entertainment, Inc. (a)		2,633
189		Acushnet Holdings Corporation		8,590
529		Adient plc (a)		20,599
264		Adtalem Global Education, Inc. (a)		10,982
54		aka Brands Holding Corporation (a)		97
423		Allbirds, Inc. - Class A (a)		1,218
638		American Axle & Manufacturing Holdings, Inc. (a)		6,642
837		American Eagle Outfitters, Inc.		13,241
105		American Public Education, Inc. (a)		1,349
34		America’s Car-Mart, Inc./TX (a)		2,474
430		AMMO, Inc. (a)		920
657		Arko Corporation		6,196
130		Asbury Automotive Group, Inc. (a)		24,390
145		Aterian, Inc. (a)		157
166		Bally’s Corporation (a)		4,150
257		BARK, Inc. (a)		427
500		Beachbody Company, Inc. (a)		350
154		Beazer Homes USA, Inc. (a)		2,102
557		Bed Bath & Beyond, Inc. (a)		1,894
118		Big 5 Sporting Goods Corporation		1,464
174		Big Lots, Inc.		3,393
4		Biglari Holdings, Inc. - Class B (a)		575
119		BJ’s Restaurants, Inc. (a)		3,818
481		Bloomin’ Brands, Inc.		10,832
78		Bluegreen Vacations Holding Corporation		1,681
160		Boot Barn Holdings, Inc. (a)		10,776
194		Bowlero Corporation (a)		2,708
62		Boxed, Inc. (a)		23
242		Brinker International, Inc. (a)		8,095
170		Buckle, Inc.		7,472
80		Build-A-Bear Workshop, Inc.		1,900
208		Caleres, Inc.		5,025
232		Camping World Holdings, Inc. - Class A		6,387
616		Canoo, Inc. (a)		825
241		CarParts.com, Inc. (a)		1,306
82		Carriage Services, Inc.		2,062
108		Cato Corporation - Class A		1,123
52		Cavco Industries, Inc. (a)		11,941
880		Cenntro Electric Group, Ltd. (a)		549
147		Century Casinos, Inc. (a)		1,098
160		Century Communities, Inc.		7,706
247		Cheesecake Factory, Inc.		8,655
662		Chegg, Inc. (a)		19,755
642		Chico’s FAS, Inc. (a)		3,769
78		Children’s Place, Inc. (a)		2,769
107		Chuy’s Holdings, Inc. (a)		3,391
44		Citi Trends, Inc. (a)		1,330
148		Clarus Corporation		1,231
97		Conn’s, Inc. (a)		966
166		Container Store Group, Inc. (a)		789
2,803		ContextLogic, Inc. - Class A (a)		2,057
398		Coursera, Inc. (a)		5,548
129		Cracker Barrel Old Country Store, Inc.		14,809
318		Crocs, Inc. (a)		32,119
807		Dana, Inc.		14,211
215		Dave & Buster’s Entertainment, Inc. (a)		8,527
332		Denny’s Corporation (a)		4,163
330		Designer Brands, Inc. - Class A		5,049
293		Destination XL Group, Inc. (a)		1,951
32		Dillard’s, Inc. - Class A		11,510
84		Dine Brands Global, Inc.		6,266
147		Dorman Products, Inc. (a)		13,177
104		Dream Finders Homes, Inc. - Class A (a)		1,023
66		Duluth Holdings, Inc. - Class B (a)		578
116		Duolingo, Inc. (a)		8,082
101		El Pollo Loco Holdings, Inc.		1,101
252		Ermenegildo Zegna NV		2,769
122		Ethan Allen Interiors, Inc.		3,471
72		European Wax Center, Inc. - Class A		1,044
437		Everi Holdings, Inc. (a)		7,307
312		EVgo, Inc. (a)		1,997
320		Express, Inc. (a)		454
111		F45 Training Holdings, Inc. (a)		299
302		Faraday Future Intelligent Electric, Inc. (a)		97
66		First Watch Restaurant Group, Inc. (a)		1,035
898		Fisker, Inc. (a)		6,951
433		Foot Locker, Inc.		17,233
260		Fossil Group, Inc. (a)		1,240
233		Fox Factory Holding Corporation (a)		24,722
155		Franchise Group, Inc.		4,038
426		Frontdoor, Inc. (a)		9,956
187		Full House Resorts, Inc. (a)		1,431
135		Funko, Inc. - Class A (a)		1,283
81		Genesco, Inc. (a)		4,228
176		Gentherm, Inc. (a)		12,600
242		G-III Apparel Group, Ltd. (a)		5,234
90		Golden Entertainment, Inc. (a)		3,988
1,465		Goodyear Tire & Rubber Company (a)		16,437
695		GoPro, Inc. - Class A (a)		3,809
21		Graham Holdings Company - Class B		13,517
168		Green Brick Partners, Inc. (a)		4,062
98		Group 1 Automotive, Inc.		18,947
118		Groupon, Inc. (a)		983
308		GrowGeneration Corporation (a)		2,091
221		Guess?, Inc.		4,588
94		Haverty Furniture Companies, Inc.		2,964
132		Helen of Troy, Ltd. (a)		13,007
83		Hibbett, Inc.		5,533
456		Hilton Grand Vacations, Inc. (a)		20,073
262		Holley, Inc. (a)		718
29		Hovnanian Enterprises, Inc. - Class A (a)		1,392
56		Inspirato, Inc. (a)		104
118		Inspired Entertainment, Inc. (a)		1,444
131		Installed Building Products, Inc.		11,126
511		International Game Technology plc		12,540
147		iRobot Corporation (a)		7,657
119		Jack in the Box, Inc.		8,604
66		JOANN, Inc.		332
30		Johnson Outdoors, Inc. - Class A		1,697
441		KB Home		13,843
294		Kontoor Brands, Inc.		12,774
132		Krispy Kreme, Inc.		2,035
19		Kura Sushi USA, Inc. - Class A (a)		1,248
78		Lands’ End, Inc. (a)		902
52		Landsea Homes Corporation (a)		285
166		Latham Group, Inc. (a)		573
528		Laureate Education, Inc.		5,533
228		La-Z-Boy, Inc.		6,208
127		LCI Industries		12,555
39		Legacy Housing Corporation (a)		683
114		LGI Homes, Inc. (a)		11,325
202		Life Time Group Holdings, Inc. (a)		2,592
65		Lifetime Brands, Inc.		547
518		Light & Wonder, Inc. (a)		33,551
153		Lindblad Expeditions Holdings, Inc. (a)		1,389
140		Liquidity Services, Inc. (a)		2,337
140		LL Flooring Holdings, Inc. (a)		953
792		Lordstown Motors Corporation - Class A (a)		1,315
52		Lovesac Company (a)		1,355
26		Lulu’s Fashion Lounge Holdings, Inc. (a)		100
1,197		Luminar Technologies, Inc. (a)		9,169
153		M/I Homes, Inc. (a)		6,913
114		Malibu Boats, Inc. - Class A (a)		6,579
39		Marine Products Corporation		454
117		MarineMax, Inc. (a)		3,865
101		MasterCraft Boat Holdings, Inc. (a)		2,598
303		MDC Holdings, Inc.		9,826
202		Meritage Homes Corporation (a)		17,455
264		Modine Manufacturing Company (a)		5,589
65		Monarch Casino & Resort, Inc. (a)		5,515
166		Monro, Inc.		7,548
101		Motorcar Parts of America, Inc. (a)		1,138
78		Movado Group, Inc.		2,511
82		Mullen Automotive, Inc. (a)		16
127		Murphy USA, Inc.		37,567
455		National Vision Holdings, Inc. (a)		18,409
52		NEOGAMES SA (a)		718
254		Nerdy, Inc. (a)		536
202		Noodles & Company (a)		1,113
254		ODP Corporation (a)		12,225
101		ONE Group Hospitality, Inc. (a)		666
277		OneSpaWorld Holdings, Ltd. (a)		2,762
52		OneWater Marine, Inc. - Class A (a)		1,700
241		Overstock.com, Inc. (a)		6,414
88		Oxford Industries, Inc.		9,932
166		Papa John’s International, Inc.		13,821
554		Party City Holdco, Inc. (a)		393
140		Patrick Industries, Inc.		7,830
352		Perdoceo Education Corporation (a)		5,051
101		PetMed Express, Inc.		2,000
140		PLBY Group, Inc. (a)		507
417		Porch Group, Inc. (a)		851
114		Portillo’s, Inc. - Class A (a)		2,302
233		Poshmark, Inc. - Class A (a)		4,154
303		Purple Innovation, Inc. (a)		1,530
466		Quotient Technology, Inc. (a)		1,375
2,056		Qurate Retail, Inc. - Class A (a)		4,832
39		RCI Hospitality Holdings, Inc.		3,550
430		RealReal, Inc. (a)		641
303		Red Rock Resorts, Inc. - Class A		13,653
88		Rent the Runway, Inc. - Class A (a)		117
329		Rent-A-Center, Inc./TX		7,926
189		Revolve Group, Inc. (a)		4,992
26		Rocky Brands, Inc.		735
457		Rover Group, Inc. (a)		2,203
50		RumbleON, Inc. - Class B (a)		382
264		Rush Street Interactive, Inc. (a)		932
166		Ruth’s Hospitality Group, Inc.		2,907
593		Sally Beauty Holdings, Inc. (a)		6,974
264		SeaWorld Entertainment, Inc. (a)		15,064
189		Shake Shack, Inc. - Class A (a)		9,941
88		Shoe Carnival, Inc.		2,324
277		Signet Jewelers, Ltd.		18,005
277		Skyline Champion Corporation (a)		14,401
127		Sleep Number Corporation (a)		3,715
228		Smith & Wesson Brands, Inc.		2,684
65		Snap One Holdings Corporation (a)		527
267		Solid Power, Inc. (a)		980
67		Solo Brands, Inc. - Class A (a)		291
243		Sonder Holdings, Inc. (a)		430
114		Sonic Automotive, Inc. - Class A		6,058
616		Sonos, Inc. (a)		10,798
254		Sportsman’s Warehouse Holdings, Inc. (a)		2,494
114		Standard Motor Products, Inc.		4,379
430		Steven Madden, Ltd.		14,853
518		Stitch Fix, Inc. - Class A (a)		2,093
140		Stoneridge, Inc. (a)		3,317
127		Strategic Education, Inc.		10,389
228		Stride, Inc. (a)		8,073
88		Sturm Ruger & Company, Inc.		4,834
65		Superior Group of Companies, Inc.		650
73		Sweetgreen, Inc. - Class A (a)		1,046
127		Target Hospitality Corporation (a)		1,836
642		Taylor Morrison Home Corporation (a)		19,510
365		Texas Roadhouse, Inc.		36,251
296		ThredUp, Inc. - Class A (a)		370
188		Tile Shop Holdings, Inc. (a)		790
114		Tilly’s, Inc. - Class A		1,083
620		Topgolf Callaway Brands Corporation (a)		12,989
68		Torrid Holdings, Inc. (a)		276
129		Traeger, Inc. (a)		413
65		TravelCenters of America, Inc. (a)		3,325
593		Tri Pointe Homes, Inc. (a)		10,935
254		Tupperware Brands Corporation (a)		1,176
65		Udemy, Inc. (a)		922
65		Unifi, Inc. (a)		569
65		Universal Electronics, Inc. (a)		1,422
166		Universal Technical Institute, Inc. (a)		1,202
365		Urban Outfitters, Inc. (a)		10,563
232		Vacasa, Inc. - Class A (a)		364
303		Vista Outdoor, Inc. (a)		8,475
140		Visteon Corporation (a)		20,552
121		Vivid Seats, Inc. - Class A (a)		944
505		Vivint Smart Home, Inc. (a)		4,686
307		Vizio Holding Corporation - Class A (a)		3,159
522		Volta, Inc. (a)		257
303		Vuzix Corporation (a)		1,264
427		Warby Parker, Inc. - Class A (a)		7,272
101		Weber, Inc. - Class A		687
30		Weyco Group, Inc.		768
153		Wingstop, Inc.		25,323
13		Winmark Corporation		3,120
176		Winnebago Industries, Inc.		10,311
440		Wolverine World Wide, Inc.		4,928
655		Workhorse Group, Inc. (a)		1,507
290		WW International, Inc. (a)		1,198
39		Xometry, Inc. - Class A (a)		1,647
88		XPEL, Inc. (a)		6,032
39		Xponential Fitness, Inc. - Class A (a)		863
114		Zumiez, Inc. (a)		2,651
				1,390,669
		Consumer Staples - 3.4%
857		22nd Century Group, Inc. (a)		1,011
33		Alico, Inc.		1,021
170		Andersons, Inc.		6,545
396		AppHarvest, Inc. (a)		357
359		B&G Foods, Inc.		4,768
430		Beauty Health Company (a)		4,623
217		BellRing Brands, Inc. (a)		5,405
744		Benson Hill, Inc. (a)		2,314
264		Beyond Meat, Inc. (a)		3,852
130		BRC, Inc. - Class A (a)		794
91		Calavo Growers, Inc.		3,181
229		Cal-Maine Foods, Inc.		13,346
292		Celsius Holdings, Inc. (a)		32,510
54		Central Garden & Pet Company (a)		2,217
219		Central Garden & Pet Company - Class A (a)		8,556
169		Chefs’ Warehouse, Inc. (a)		6,566
22		Coca-Cola Consolidated, Inc.		10,820
176		Duckhorn Portfolio, Inc. (a)		2,827
293		Edgewell Personal Care Company		12,661
262		elf Beauty, Inc. (a)		14,399
374		Energizer Holdings, Inc.		12,749
190		Fresh Del Monte Produce, Inc.		5,259
385		Hain Celestial Group, Inc. (a)		7,215
529		Herbalife Nutrition, Ltd. (a)		9,268
193		HF Foods Group, Inc. (a)		857
438		Honest Company, Inc. (a)		1,261
704		Hostess Brands, Inc. (a)		18,586
77		Ingles Markets, Inc. - Class A		7,785
95		Inter Parfums, Inc.		9,053
80		J & J Snack Foods Corporation		13,122
47		John B Sanfilippo & Son, Inc.		3,980
101		Lancaster Colony Corporation		20,921
140		Lifecore Biomedical, Inc. (a)		1,191
88		Local Bounti Corporation (a)		185
65		Medifast, Inc.		8,193
78		MGP Ingredients, Inc.		9,755
215		Mission Produce, Inc. (a)		3,416
131		National Beverage Corporation		6,750
52		Natural Grocers by Vitamin Cottage, Inc.		524
52		Nature’s Sunshine Products, Inc. (a)		463
264		Nu Skin Enterprises, Inc. - Class A		11,011
127		PriceSmart, Inc.		9,022
844		Primo Water Corporation		13,209
277		Rite Aid Corporation (a)		1,404
26		Seneca Foods Corporation - Class A (a)		1,671
453		Simply Good Foods Company (a)		18,075
127		Sovos Brands, Inc. (a)		1,828
189		SpartanNash Company		6,209
616		Sprouts Farmers Market, Inc. (a)		21,147
474		SunOpta, Inc. (a)		4,432
241		Tattooed Chef, Inc. (a)		364
39		Thorne HealthTech, Inc. (a)		187
77		Tootsie Roll Industries, Inc.		3,461
277		TreeHouse Foods, Inc. (a)		13,692
78		Turning Point Brands, Inc.		1,718
264		United Natural Foods, Inc. (a)		12,588
127		Universal Corporation/VA		7,228
65		USANA Health Sciences, Inc. (a)		3,578
303		Utz Brands, Inc.		5,775
782		Vector Group, Ltd.		8,680
329		Veru, Inc. (a)		1,869
39		Village Super Market, Inc. - Class A		879
165		Vintage Wine Estates, Inc. (a)		548
53		Vita Coco Company, Inc. (a)		628
127		Vital Farms, Inc. (a)		1,812
65		WD-40 Company		10,888
88		Weis Markets, Inc.		7,674
209		Whole Earth Brands, Inc. (a)		905
				448,788
		Energy - 6.3%
167		Aemetis, Inc. (a)		920
380		Alto Ingredients, Inc. (a)		1,326
187		Amplify Energy Corporation (a)		1,548
80		Arch Resources, Inc.		12,380
316		Archaea Energy, Inc. (a)		8,197
743		Archrock, Inc.		6,472
184		Ardmore Shipping Corporation (a)		2,775
14		Battalion Oil Corporation (a)		158
374		Berry Corporation		3,370
814		Borr Drilling, Ltd. (a)		3,801
215		Brigham Minerals, Inc. - Class A		7,617
114		Bristow Group, Inc. (a)		2,964
290		Cactus, Inc. - Class A		15,773
470		California Resources Corporation		21,329
258		Callon Petroleum Company (a)		10,815
39		Centrus Energy Corporation - Class A (a)		1,482
1,112		ChampionX Corporation		34,294
218		Chord Energy Corporation		33,252
242		Civitas Resources, Inc.		16,301
847		Clean Energy Fuels Corporation (a)		5,726
1,183		CNX Resources Corporation (a)		20,549
506		Comstock Resources, Inc. (a)		9,285
173		CONSOL Energy, Inc.		13,399
171		Crescent Energy Company - Class A		2,403
154		CVR Energy, Inc.		5,675
355		Delek US Holdings, Inc.		10,998
281		Denbury, Inc. (a)		25,223
777		DHT Holdings, Inc.		7,871
540		Diamond Offshore Drilling, Inc. (a)		5,168
101		DMC Global, Inc. (a)		1,857
153		Dorian LPG, Ltd.		2,979
195		Dril-Quip, Inc. (a)		4,590
144		Earthstone Energy, Inc. - Class A (a)		2,281
36		Empire Petroleum Corporation (a)		494
805		Energy Fuels, Inc./Canada (a)		5,587
2,230		Equitrans Midstream Corporation		18,710
86		Excelerate Energy, Inc. - Class A		2,439
228		Expro Group Holdings NV (a)		3,960
146		FLEX LNG, Ltd.		5,493
649		Frontline, Ltd./Bermuda		8,976
1,142		Gevo, Inc. (a)		2,490
520		Golar LNG, Ltd. (a)		13,036
262		Green Plains, Inc. (a)		9,055
67		Gulfport Energy Corporation (a)		5,433
747		Helix Energy Solutions Group, Inc. (a)		4,766
549		Helmerich & Payne, Inc.		28,043
29		HighPeak Energy, Inc.		695
257		International Seaways, Inc.		11,072
33		Kinetik Holdings, Inc.		1,123
2,366		Kosmos Energy, Ltd. (a)		15,734
52		Laredo Petroleum, Inc. (a)		3,319
453		Liberty Energy, Inc. (a)		7,488
743		Magnolia Oil & Gas Corporation - Class A		19,377
554		Matador Resources Company		36,762
769		Murphy Oil Corporation		36,296
26		Nabors Industries, Ltd. (a)		4,117
22		NACCO Industries, Inc. - Class A		996
189		National Energy Services Reunited Corporation (a)		1,208
479		Newpark Resources, Inc. (a)		1,921
140		NextDecade Corporation (a)		760
844		NexTier Oilfield Solutions, Inc. (a)		8,600
189		Noble Corporation plc (a)		7,018
818		Nordic American Tankers, Ltd.		2,961
264		Northern Oil and Gas, Inc.		9,607
528		Oceaneering International, Inc. (a)		8,020
316		Oil States International, Inc. (a)		2,133
241		Par Pacific Holdings, Inc. (a)		5,647
906		Patterson-UTI Energy, Inc.		16,263
554		PBF Energy, Inc. - Class A		22,033
454		Peabody Energy Corporation (a)		14,501
972		Permian Resources Corporation		9,876
86		ProFrac Holding Corporation - Class A (a)		2,028
440		ProPetro Holding Corporation (a)		4,831
114		Ranger Oil Corporation - Class A		4,967
78		REX American Resources Corporation (a)		2,302
153		Riley Exploration Permian, Inc.		4,974
469		Ring Energy, Inc. (a)		1,266
342		RPC, Inc.		3,167
162		SandRidge Energy, Inc. (a)		3,305
228		Scorpio Tankers, Inc.		11,633
303		Select Energy Services, Inc. - Class A		2,482
655		SFL Corporation, Ltd.		6,412
63		SilverBow Resources, Inc. (a)		2,199
56		Sitio Royalties Corporation		1,766
593		SM Energy Company		25,564
153		Solaris Oilfield Infrastructure, Inc. - Class A		1,678
202		Talos Energy, Inc. (a)		3,969
365		Teekay Corporation (a)		1,624
114		Teekay Tankers, Ltd. - Class A (a)		3,846
2,014		Tellurian, Inc. (a)		5,418
642		TETRA Technologies, Inc. (a)		2,446
202		Tidewater, Inc. (a)		6,141
1,258		Uranium Energy Corporation (a)		4,881
932		Ur-Energy, Inc. (a)		1,230
378		US Silica Holdings, Inc. (a)		4,948
316		VAALCO Energy, Inc.		1,637
323		Valaris, Ltd. (a)		21,321
274		Vertex Energy, Inc. (a)		2,271
492		W&T Offshore, Inc. (a)		3,380
406		Weatherford International plc (a)		17,620
335		World Fuel Services Corporation		9,531
				827,624
		Financials - 17.6%
88		1st Source Corporation		5,025
44		ACNB Corporation		1,729
66		AFC Gamma, Inc.		1,154
80		Alerus Financial Corporation		1,893
72		Amalgamated Financial Corporation		1,920
94		A-Mark Precious Metals, Inc.		3,243
244		Ambac Financial Group, Inc. (a)		3,967
154		Amerant Bancorp, Inc.		4,537
443		American Equity Investment Life Holding Company		17,946
55		American National Bankshares, Inc.		2,121
369		Ameris Bancorp		19,513
109		AMERISAFE, Inc.		6,471
41		Angel Oak Mortgage, Inc.		299
758		Apollo Commercial Real Estate Finance, Inc.		9,369
775		Arbor Realty Trust, Inc.		11,531
232		Ares Commercial Real Estate Corporation		2,891
172		Argo Group International Holdings, Ltd.		4,675
482		ARMOUR Residential REIT, Inc.		2,834
79		Arrow Financial Corporation		2,778
324		Artisan Partners Asset Management, Inc. - Class A		11,240
104		AssetMark Financial Holdings, Inc. (a)		2,585
802		Associated Banc-Corp		19,729
9		Associated Capital Group, Inc. - Class A		364
408		Atlantic Union Bankshares Corporation		14,553
27		Atlanticus Holdings Corporation (a)		778
318		Axos Financial, Inc. (a)		12,755
101		B Riley Financial, Inc.		4,436
262		Bakkt Holdings, Inc. (a)		464
295		Banc of California, Inc.		5,006
93		BancFirst Corporation		9,480
171		Banco Latinoamericano de Comercio Exterior SA		2,820
290		Bancorp, Inc. (a)		8,691
34		Bank First Corporation		3,231
86		Bank of Marin Bancorp		3,087
264		Bank of NT Butterfield & Son, Ltd.		9,187
493		BankUnited, Inc.		18,103
30		Bankwell Financial Group, Inc.		888
189		Banner Corporation		13,347
82		Bar Harbor Bankshares		2,482
66		BayCom Corporation		1,251
75		BCB Bancorp, Inc.		1,414
271		Berkshire Hills Bancorp, Inc.		8,450
1,739		BGC Partners, Inc. - Class A		7,495
858		Blackstone Mortgage Trust, Inc. - Class A		21,681
262		Blucora, Inc. (a)		6,563
158		Blue Foundry Bancorp (a)		2,065
95		Blue Ridge Bankshares, Inc.		1,238
254		Bread Financial Holdings, Inc.		10,422
114		Bridgewater Bancshares, Inc. (a)		2,197
298		Bright Health Group, Inc. (a)		294
332		Brightsphere Investment Group, Inc.		6,760
450		BrightSpire Capital, Inc.		3,213
708		Broadmark Realty Capital, Inc.		2,882
425		Brookline Bancorp, Inc.		6,044
253		BRP Group, Inc. - Class A (a)		7,600
108		Business First Bancshares, Inc.		2,540
134		Byline Bancorp, Inc.		3,054
1,024		Cadence Bank		29,532
40		Cambridge Bancorp		3,556
77		Camden National Corporation		3,371
437		Cannae Holdings, Inc. (a)		10,125
45		Capital Bancorp, Inc.		1,117
70		Capital City Bank Group, Inc.		2,464
713		Capitol Federal Financial, Inc.		5,968
110		Capstar Financial Holdings, Inc.		1,969
143		Carter Bankshares, Inc. (a)		2,651
407		Cathay General Bancorp		18,913
148		Central Pacific Financial Corporation		3,136
34		Chicago Atlantic Real Estate Finance, Inc.		551
1,255		Chimera Investment Corporation		8,597
83		Citizens & Northern Corporation		2,037
82		City Holding Company		8,357
79		Civista Bancshares, Inc.		1,806
477		Claros Mortgage Trust, Inc.		8,243
88		CNB Financial Corporation/PA		2,248
675		CNO Financial Group, Inc.		15,849
47		Coastal Financial Corporation/WA (a)		2,346
140		Cohen & Steers, Inc.		9,275
87		Colony Bankcorp, Inc.		1,193
424		Columbia Banking System, Inc.		14,441
209		Columbia Financial, Inc. (a)		4,615
291		Community Bank System, Inc.		18,956
84		Community Trust Bancorp, Inc.		4,024
286		Compass Diversified Holdings		5,594
207		ConnectOne Bancorp, Inc.		5,432
78		Consumer Portfolio Services, Inc. (a)		672
144		Cowen, Inc. - Class A		5,567
90		Crawford & Company - Class A		570
255		CrossFirst Bankshares, Inc. (a)		3,537
111		Curo Group Holdings Corporation		396
157		Customers Bancorp, Inc. (a)		5,066
715		CVB Financial Corporation		20,506
17		Diamond Hill Investment Group, Inc.		3,025
187		Dime Community Bancshares, Inc.		6,670
80		Donegal Group, Inc. - Class A		1,190
156		Donnelley Financial Solutions, Inc. (a)		5,956
198		Dynex Capital, Inc.		2,594
177		Eagle Bancorp, Inc.		8,347
945		Eastern Bankshares, Inc.		18,531
132		eHealth, Inc. (a)		470
291		Ellington Financial, Inc.		3,969
156		Employers Holdings, Inc.		7,249
80		Enact Holdings, Inc.		1,984
156		Encore Capital Group, Inc. (a)		7,862
196		Enova International, Inc. (a)		7,907
66		Enstar Group, Ltd. (a)		14,387
53		Enterprise Bancorp, Inc./MA		1,854
192		Enterprise Financial Services Corporation		10,049
72		Equity Bancshares, Inc. - Class A		2,632
34		Esquire Financial Holdings, Inc.		1,525
605		Essent Group, Ltd.		24,253
273		EZCORP, Inc. - Class A (a)		2,735
64		Farmers & Merchants Bancorp, Inc./Archbold OH		1,836
169		Farmers National Banc Corporation		2,570
180		FB Financial Corporation		7,706
47		Federal Agricultural Mortgage Corporation - Class C		5,915
522		Federated Hermes, Inc.		19,815
104		Finance Of America Companies, Inc. - Class A (a)		142
85		Financial Institutions, Inc.		2,152
56		First Bancorp, Inc.		1,761
1,112		First BanCorp/Puerto Rico		17,103
189		First Bancorp/Southern Pines NC		9,191
111		First Bancshares, Inc.		3,795
86		First Bank/Hamilton NJ		1,319
281		First Busey Corporation		7,326
43		First Business Financial Services, Inc.		1,648
509		First Commonwealth Financial Corporation		7,492
93		First Community Bankshares, Inc.		3,436
518		First Financial Bancorp		13,691
704		First Financial Bankshares, Inc.		26,013
52		First Financial Corporation/IN		2,500
220		First Foundation, Inc.		3,082
32		First Guaranty Bancshares, Inc.		800
52		First Internet Bancorp		1,350
482		First Interstate BancSystem, Inc. - Class A		21,025
307		First Merchants Corporation		13,572
91		First Mid Bancshares, Inc.		3,153
129		First of Long Island Corporation		2,509
40		First Western Financial, Inc. (a)		1,216
216		FirstCash Holdings, Inc.		20,273
66		Five Star Bancorp		1,782
281		Flagstar Bancorp, Inc.		10,549
161		Flushing Financial Corporation		3,358
323		Focus Financial Partners, Inc. - Class A (a)		12,326
196		Franklin BSP Realty Trust, Inc.		2,862
859		Fulton Financial Corporation		15,969
62		FVCBankcorp, Inc. (a)		1,226
243		GCM Grosvenor, Inc. - Class A		2,131
2,795		Genworth Financial, Inc. - Class A (a)		14,059
133		German American Bancorp, Inc.		5,301
606		Glacier Bancorp, Inc.		35,087
96		Goosehead Insurance, Inc. - Class A (a)		3,899
293		Granite Point Mortgage Trust, Inc.		1,878
55		Great Southern Bancorp, Inc.		3,446
296		Green Dot Corporation - Class A (a)		6,032
17		Greene County Bancorp, Inc.		1,297
144		Greenlight Capital Re, Ltd. - Class A (a)		1,128
45		Guaranty Bancshares, Inc./TX		1,602
198		Hamilton Lane, Inc. - Class A		14,628
472		Hancock Whitney Corporation		25,884
170		Hanmi Financial Corporation		4,599
418		Hannon Armstrong Sustainable Infrastructure Capital, Inc.		13,559
260		HarborOne Bancorp, Inc.		3,804
56		HBT Financial, Inc.		1,100
33		HCI Group, Inc.		1,235
220		Heartland Financial USA, Inc.		10,734
323		Heritage Commerce Corporation		4,590
193		Heritage Financial Corporation/WA		6,350
342		Hilltop Holdings, Inc.		10,192
8		Hingham Institution For Savings		2,348
48		Hippo Holdings, Inc. (a)		717
42		Home Bancorp, Inc.		1,805
839		Home BancShares, Inc./AR		21,353
39		Home Point Capital, Inc.		62
109		HomeStreet, Inc.		2,976
80		HomeTrust Bancshares, Inc.		2,048
638		Hope Bancorp, Inc.		8,690
231		Horace Mann Educators Corporation		8,914
235		Horizon Bancorp, Inc./IN		3,821
278		Houlihan Lokey, Inc.		27,342
249		Independent Bank Corporation		22,539
110		Independent Bank Corporation/MI		2,699
193		Independent Bank Group, Inc.		12,726
294		International Bancshares Corporation		15,488
175		Invesco Mortgage Capital, Inc.		2,298
7		Investors Title Company		1,075
408		Jackson Financial, Inc. - Class A		15,238
205		James River Group Holdings, Ltd.		4,924
55		John Marshall Bancorp, Inc.		1,593
378		Kearny Financial Corporation/MD		3,655
119		Kinsale Capital Group, Inc.		36,676
192		KKR Real Estate Finance Trust, Inc.		3,178
616		Ladder Capital Corporation		6,838
264		Lakeland Bancorp, Inc.		4,932
127		Lakeland Financial Corporation		10,028
177		Lemonade, Inc. (a)		3,513
505		LendingClub Corporation (a)		5,207
65		LendingTree, Inc. (a)		1,557
166		Live Oak Bancshares, Inc.		5,536
78		Luther Burbank Corporation		925
140		Macatawa Bank Corporation		1,555
90		MarketWise, Inc. (a)		171
254		MBIA, Inc. (a)		3,228
78		Mercantile Bank Corporation		2,715
78		Merchants Bancorp/IN		1,996
133		Mercury General Corporation		4,825
101		Metrocity Bankshares, Inc.		2,273
52		Metropolitan Bank Holding Corporation (a)		3,304
574		MFA Financial, Inc.		6,417
78		Mid Penn Bancorp, Inc.		2,574
114		Midland States Bancorp, Inc.		3,068
78		MidWestOne Financial Group, Inc.		2,721
329		Moelis & Company - Class A		14,219
760		Moneylion, Inc. (a)		567
342		Mr Cooper Group, Inc. (a)		15,445
52		MVB Financial Corporation		1,242
153		National Bank Holdings Corporation - Class A		7,116
13		National Western Life Group, Inc. - Class A		2,740
844		Navient Corporation		13,985
228		NBT Bancorp, Inc.		10,524
88		Nelnet, Inc. - Class A		8,672
121		NerdWallet, Inc. - Class A (a)		1,537
2,014		New York Mortgage Trust, Inc.		5,659
42		Nexpoint Real Estate Finance, Inc.		793
39		NI Holdings, Inc. (a)		527
65		Nicolet Bankshares, Inc. (a)		5,377
440		NMI Holdings, Inc. - Class A (a)		9,473
35		Northeast Bank		1,482
241		Northfield Bancorp, Inc.		3,844
681		Northwest Bancshares, Inc.		10,412
316		OceanFirst Financial Corporation		7,382
264		OFG Bancorp		7,648
1,605		Old National Bancorp/IN		30,672
140		Old Second Bancorp, Inc.		2,444
567		Open Lending Corporation - Class A (a)		4,009
101		Oportun Financial Corporation (a)		560
52		Oppenheimer Holdings, Inc. - Class A		2,166
65		OppFi, Inc. (a)		162
140		Orchid Island Capital, Inc.		1,520
114		Origin Bancorp, Inc.		4,665
52		Orrstown Financial Services, Inc.		1,399
554		Oscar Health, Inc. - Class A (a)		1,596
518		Pacific Premier Bancorp, Inc.		19,140
127		Palomar Holdings, Inc. (a)		7,968
78		Park National Corporation		11,804
52		Parke Bancorp, Inc.		1,131
172		Pathward Financial, Inc.		7,487
61		PCB Bancorp		1,136
65		PCSB Financial Corporation		1,299
88		Peapack-Gladstone Financial Corporation		3,627
166		PennyMac Financial Services, Inc.		9,904
518		PennyMac Mortgage Investment Trust		7,910
140		Peoples Bancorp, Inc./OH		4,200
39		Peoples Financial Services Corporation		2,221
232		Perella Weinberg Partners		2,220
65		Pioneer Bancorp, Inc./NY (a)		764
88		Piper Sandler Companies		12,642
127		PJT Partners, Inc. - Class A		9,780
228		PRA Group, Inc. (a)		7,839
65		Preferred Bank/Los Angeles CA		4,913
189		Premier Financial Corporation		5,515
133		Primis Financial Corporation		1,643
277		ProAssurance Corporation		5,537
67		Professional Holding Corporation - Class A (a)		2,008
352		PROG Holdings, Inc. (a)		6,931
78		Provident Bancorp, Inc.		541
417		Provident Financial Services, Inc.		9,395
78		QCR Holdings, Inc.		4,104
968		Radian Group, Inc.		18,943
78		RBB Bancorp		1,753
316		Ready Capital Corporation		4,234
13		Red River Bancshares, Inc.		683
593		Redwood Trust, Inc.		4,685
39		Regional Management Corporation		1,148
303		Renasant Corporation		12,353
52		Republic Bancorp, Inc./KY - Class A		2,292
231		Republic First Bancorp, Inc. (a)		589
215		RLI Corporation		27,965
41		Root, Inc./OH - Class A (a)		298
202		S&T Bancorp, Inc.		7,559
78		Safety Insurance Group, Inc.		7,156
241		Sandy Spring Bancorp, Inc.		8,392
114		Sculptor Capital Management, Inc.		1,146
290		Seacoast Banking Corporation of Florida		9,970
303		Selective Insurance Group, Inc.		29,124
730		Selectquote, Inc. (a)		438
264		ServisFirst Bancshares, Inc.		20,016
91		Shore Bancshares, Inc.		1,812
78		Sierra Bancorp		1,688
52		Silvercrest Asset Management Group, Inc. - Class A		983
140		Silvergate Capital Corporation - Class A (a)		3,840
681		Simmons First National Corporation - Class A		15,806
453		SiriusPoint, Ltd. (a)		2,954
65		SmartFinancial, Inc.		1,949
52		South Plains Financial, Inc.		1,610
39		Southern First Bancshares, Inc. (a)		1,931
39		Southern Missouri Bancorp, Inc.		2,023
166		Southside Bancshares, Inc.		6,032
418		SouthState Corporation		36,721
249		Stellar Bancorp, Inc.		8,419
202		StepStone Group, Inc. - Class A		6,056
88		Sterling Bancorp, Inc./MI (a)		567
140		Stewart Information Services Corporation		6,196
127		Stock Yards Bancorp, Inc.		9,401
88		StoneX Group, Inc. (a)		8,929
52		Summit Financial Group, Inc.		1,475
125		Sunlight Financial Holdings, Inc. (a)		226
19		SWK Holdings Corporation (a)		370
264		Texas Capital Bancshares, Inc. (a)		15,837
13		Third Coast Bancshares, Inc. (a)		255
114		Tiptree, Inc.		1,581
78		Tompkins Financial Corporation		6,516
365		Towne Bank/Portsmouth VA		11,790
316		TPG RE Finance Trust, Inc.		2,342
88		Trean Insurance Group, Inc. (a)		243
153		TriCo Bancshares		8,339
127		Triumph Bancorp, Inc. (a)		7,590
140		Trupanion, Inc. (a)		7,318
101		TrustCo Bank Corporation NY		3,923
342		Trustmark Corporation		12,510
453		Two Harbors Investment Corporation		7,429
228		UMB Financial Corporation		19,499
730		United Bankshares, Inc./WV		31,310
563		United Community Banks, Inc./GA		21,940
114		United Fire Group, Inc.		3,483
37		Unity Bancorp, Inc.		1,055
140		Universal Insurance Holdings, Inc.		1,539
153		Univest Financial Corporation		4,316
57		USCB Financial Holdings, Inc. (a)		757
2,177		Valley National Bancorp		27,561
127		Value Line, Inc.		7,112
233		Velocity Financial, Inc. (a)		2,370
264		Veritex Holdings, Inc.		8,622
84		Victory Capital Holdings, Inc. - Class A		2,436
39		Virtus Investment Partners, Inc.		7,564
153		Walker & Dunlop, Inc.		13,664
352		Washington Federal, Inc.		12,415
88		Washington Trust Bancorp, Inc.		4,379
114		Waterstone Financial, Inc.		1,910
342		WesBanco, Inc.		13,834
78		West BanCorp, Inc.		1,875
140		Westamerica BanCorp		8,645
704		WisdomTree, Inc.		3,921
13		World Acceptance Corporation (a)		922
343		WSFS Financial Corporation		16,638
				2,317,368
		Health Care - 14.4%
616		1Life Healthcare, Inc. (a)		10,466
771		23andMe Holding Company - Class A (a)		2,352
101		2seventy bio, Inc. (a)		1,583
147		4D Molecular Therapeutics, Inc. (a)		3,553
70		Aadi Bioscience, Inc. (a)		937
997		AbCellera Biologics, Inc. (a)		12,830
79		Absci Corporation (a)		198
812		ACADIA Pharmaceuticals, Inc. (a)		12,651
275		Accolade, Inc. (a)		2,428
273		Aclaris Therapeutics, Inc. (a)		4,155
386		AdaptHealth Corporation (a)		8,612
473		Adaptive Biotechnologies Corporation (a)		4,153
84		Addus HomeCare Corporation (a)		9,264
110		Adicet Bio, Inc. (a)		2,000
853		ADMA Biologics, Inc. (a)		2,849
54		Aerovate Therapeutics, Inc. (a)		1,017
627		Affimed NV (a)		1,342
1,241		Agenus, Inc. (a)		3,351
129		Agiliti, Inc. (a)		2,130
296		Agios Pharmaceuticals, Inc. (a)		8,921
32		AirSculpt Technologies, Inc.		115
143		Akero Therapeutics, Inc. (a)		6,650
71		Akoya Biosciences, Inc. (a)		922
89		Albireo Pharma, Inc. (a)		1,965
320		Alector, Inc. (a)		2,717
437		Alignment Healthcare, Inc. (a)		5,812
883		Alkermes plc (a)		21,881
378		Allogene Therapeutics, Inc. (a)		3,727
161		Allovir, Inc. (a)		1,209
616		Allscripts Healthcare Solutions, Inc. (a)		11,667
26		Alpha Teknova, Inc. (a)		123
379		Alphatec Holdings, Inc. (a)		3,889
66		Alpine Immune Sciences, Inc. (a)		414
102		ALX Oncology Holdings, Inc. (a)		1,132
1,015		American Well Corporation - Class A (a)		3,705
1,365		Amicus Therapeutics, Inc. (a)		16,517
247		AMN Healthcare Services, Inc. (a)		30,553
506		Amneal Pharmaceuticals, Inc. (a)		1,295
203		Amphastar Pharmaceuticals, Inc. (a)		5,986
55		Amylyx Pharmaceuticals, Inc. (a)		2,110
22		AN2 Therapeutics, Inc. (a)		219
105		AnaptysBio, Inc. (a)		2,901
369		Anavex Life Sciences Corporation (a)		3,255
203		AngioDynamics, Inc. (a)		2,629
58		ANI Pharmaceuticals, Inc. (a)		2,433
79		Anika Therapeutics, Inc. (a)		2,492
391		Apellis Pharmaceuticals, Inc. (a)		19,523
204		Apollo Medical Holdings, Inc. (a)		5,806
438		Arbutus Biopharma Corporation (a)		1,029
54		Arcellx, Inc. (a)		1,077
116		Arcturus Therapeutics Holdings, Inc. (a)		2,139
241		Arcus Biosciences, Inc. (a)		8,476
143		Arcutis Biotherapeutics, Inc. (a)		2,464
557		Arrowhead Pharmaceuticals, Inc. (a)		17,935
209		Artivion, Inc. (a)		2,673
246		Arvinas, Inc. (a)		10,096
461		Atara Biotherapeutics, Inc. (a)		2,088
354		Atea Pharmaceuticals, Inc. (a)		1,660
176		Athira Pharma, Inc. (a)		547
364		ATI Physical Therapy, Inc. - Class A (a)		144
242		AtriCure, Inc. (a)		11,026
7		Atrion Corporation		4,234
33		Aura Biosciences, Inc. (a)		471
649		Aurinia Pharmaceuticals, Inc. (a)		3,329
257		Avanos Medical, Inc. (a)		6,913
217		Aveanna Healthcare Holdings, Inc. (a)		147
322		Avid Bioservices, Inc. (a)		5,043
202		Avidity Biosciences, Inc. (a)		2,351
231		Axogen, Inc. (a)		2,529
244		Axonics, Inc. (a)		16,709
145		Axsome Therapeutics, Inc. (a)		10,482
517		Babylon Holdings, Ltd./Jersey - Class A (a)		291
278		Beam Therapeutics, Inc. (a)		12,841
247		Berkeley Lights, Inc. (a)		726
973		BioCryst Pharmaceuticals, Inc. (a)		12,999
145		Biohaven, Ltd. (a)		2,294
56		BioLife Solutions, Inc. (a)		1,186
1,661		Bionano Genomics, Inc. (a)		3,339
155		Bioventus, Inc. - Class A (a)		302
96		Bioxcel Therapeutics, Inc. (a)		1,591
345		Bluebird Bio, Inc. (a)		2,688
309		Blueprint Medicines Corporation (a)		14,767
593		Bridgebio Pharma, Inc. (a)		5,556
995		Brookdale Senior Living, Inc. (a)		3,134
682		Butterfly Network, Inc. (a)		2,203
208		C4 Therapeutics, Inc. (a)		1,783
654		Cano Health, Inc. (a)		1,243
246		Cara Therapeutics, Inc. (a)		2,903
216		Cardiovascular Systems, Inc. (a)		3,026
281		CareDx, Inc. (a)		3,639
242		CareMax, Inc. - Class A (a)		958
110		Caribou Biosciences, Inc. (a)		1,024
189		Cassava Sciences, Inc. (a)		6,583
118		Castle Biosciences, Inc. (a)		2,784
536		Catalyst Pharmaceuticals, Inc. (a)		8,989
253		Celldex Therapeutics, Inc. (a)		9,384
72		Celularity, Inc. (a)		123
66		Century Therapeutics, Inc. (a)		693
209		Cerevel Therapeutics Holdings, Inc. (a)		6,053
914		Cerus Corporation (a)		3,656
391		Chimerix, Inc. (a)		848
210		Chinook Therapeutics, Inc. (a)		4,757
84		CinCor Pharma, Inc. (a)		991
1,711		Clover Health Investments Corporation (a)		2,241
331		Codexis, Inc. (a)		1,811
206		Cogent Biosciences, Inc. (a)		2,591
341		Coherus Biosciences, Inc. (a)		2,339
190		Collegium Pharmaceutical, Inc. (a)		4,155
671		Community Health Systems, Inc. (a)		2,302
78		Computer Programs and Systems, Inc. (a)		2,309
156		CONMED Corporation		12,925
492		Corcept Therapeutics, Inc. (a)		12,439
47		CorVel Corporation (a)		7,190
243		Crinetics Pharmaceuticals, Inc. (a)		4,342
192		Cross Country Healthcare, Inc. (a)		6,870
218		CryoPort, Inc. (a)		4,306
416		CTI BioPharma Corporation (a)		2,504
66		Cue Health, Inc. (a)		211
134		Cullinan Oncology, Inc. (a)		1,666
95		Cutera, Inc. (a)		4,520
93		Cytek Biosciences, Inc. (a)		1,199
408		Cytokinetics, Inc. (a)		17,340
65		Day One Biopharmaceuticals, Inc. (a)		1,380
210		Deciphera Pharmaceuticals, Inc. (a)		3,341
520		Denali Therapeutics, Inc. (a)		16,593
141		Design Therapeutics, Inc. (a)		1,974
77		DICE Therapeutics, Inc. (a)		2,680
378		DocGo, Inc. (a)		2,778
638		Dynavax Technologies Corporation (a)		7,918
166		Dyne Therapeutics, Inc. (a)		1,942
65		Eagle Pharmaceuticals, Inc./DE (a)		2,361
215		Edgewise Therapeutics, Inc. (a)		1,924
380		Editas Medicine, Inc. (a)		4,028
181		Eiger BioPharmaceuticals, Inc. (a)		822
308		Embecta Corporation		10,139
267		Emergent BioSolutions, Inc. (a)		3,284
104		Enanta Pharmaceuticals, Inc. (a)		4,554
106		Enochian Biosciences, Inc. (a)		160
282		Ensign Group, Inc.		26,789
587		EQRx, Inc. (a)		2,207
132		Erasca, Inc. (a)		997
154		Esperion Therapeutics, Inc. (a)		1,032
447		Evolent Health, Inc. - Class A (a)		12,868
170		Evolus, Inc. (a)		1,231
117		EyePoint Pharmaceuticals, Inc. (a)		374
420		Fate Therapeutics, Inc. (a)		8,744
473		FibroGen, Inc. (a)		6,797
638		Figs, Inc. - Class A (a)		4,996
105		Foghorn Therapeutics, Inc. (a)		709
154		Fulcrum Therapeutics, Inc. (a)		1,055
110		Fulgent Genetics, Inc. (a)		3,990
52		Gelesis Holdings, Inc. (a)		19
230		Generation Bio Company (a)		1,226
1,717		Geron Corporation (a)		3,983
246		Glaukos Corporation (a)		11,456
343		Gossamer Bio, Inc. (a)		2,936
74		GreenLight Biosciences Holdings PBC (a)		110
291		Haemonetics Corporation (a)		24,826
748		Halozyme Therapeutics, Inc. (a)		42,831
122		Harmony Biosciences Holdings, Inc. (a)		7,292
286		Health Catalyst, Inc. (a)		2,997
421		HealthEquity, Inc. (a)		26,724
134		HealthStream, Inc. (a)		3,404
508		Heron Therapeutics, Inc. (a)		1,377
55		Heska Corporation (a)		3,539
56		HilleVax, Inc. (a)		1,120
550		Hims & Hers Health, Inc. (a)		3,405
82		Humacyte, Inc. (a)		256
77		Icosavax, Inc. (a)		257
172		Ideaya Biosciences, Inc. (a)		3,075
44		IGM Biosciences, Inc. (a)		968
53		Imago Biosciences, Inc. (a)		1,892
404		ImmunityBio, Inc. (a)		2,226
1,069		ImmunoGen, Inc. (a)		5,548
221		Immunovant, Inc. (a)		2,897
176		Inari Medical, Inc. (a)		12,950
160		Inhibrx, Inc. (a)		4,797
98		Innovage Holding Corporation (a)		635
244		Innoviva, Inc. (a)		3,204
111		Inogen, Inc. (a)		2,478
65		Inotiv, Inc. (a)		393
1,210		Inovio Pharmaceuticals, Inc. (a)		2,468
638		Insmed, Inc. (a)		11,797
144		Inspire Medical Systems, Inc. (a)		34,787
264		Instil Bio, Inc. (a)		351
180		Integer Holdings Corporation (a)		13,378
329		Intellia Therapeutics, Inc. (a)		16,930
141		Intercept Pharmaceuticals, Inc. (a)		2,102
319		Intra-Cellular Therapies, Inc. (a)		17,297
1,007		Invitae Corporation (a)		2,991
132		Invivyd, Inc. (a)		298
701		Iovance Biotherapeutics, Inc. (a)		4,486
33		iRadimed Corporation		975
154		iRhythm Technologies, Inc. (a)		16,794
796		Ironwood Pharmaceuticals, Inc. (a)		9,640
108		iTeos Therapeutics, Inc. (a)		2,176
607		IVERIC bio, Inc. (a)		14,337
78		Janux Therapeutics, Inc. (a)		1,064
70		Joint Corporation (a)		1,044
173		Jounce Therapeutics, Inc. (a)		152
119		KalVista Pharmaceuticals, Inc. (a)		641
115		Karuna Therapeutics, Inc. (a)		27,061
363		Karyopharm Therapeutics, Inc. (a)		1,920
80		Keros Therapeutics, Inc. (a)		3,987
192		Kezar Life Sciences, Inc. (a)		1,500
170		Kiniksa Pharmaceuticals, Ltd. - Class A (a)		2,861
142		Kinnate Biopharma, Inc. (a)		1,125
178		Kodiak Sciences, Inc. (a)		1,314
204		Kronos Bio, Inc. (a)		388
99		Krystal Biotech, Inc. (a)		7,696
321		Kura Oncology, Inc. (a)		5,062
174		Kymera Therapeutics, Inc. (a)		5,043
342		Lantheus Holdings, Inc. (a)		21,231
101		LeMaitre Vascular, Inc.		4,732
352		Lexicon Pharmaceuticals, Inc. (a)		753
140		LHC Group, Inc. (a)		22,876
228		LifeStance Health Group, Inc. (a)		1,161
78		Ligand Pharmaceuticals, Inc. (a)		5,686
245		Liquidia Corporation (a)		1,230
277		LivaNova plc (a)		15,337
114		Lyell Immunopharma, Inc. (a)		480
316		MacroGenics, Inc. (a)		2,032
65		Madrigal Pharmaceuticals, Inc. (a)		4,557
1,372		MannKind Corporation (a)		6,421
479		MaxCyte, Inc. (a)		2,869
153		Medpace Holdings, Inc. (a)		32,112
127		MeiraGTx Holdings plc (a)		782
241		Meridian Bioscience, Inc. (a)		7,712
277		Merit Medical Systems, Inc. (a)		19,944
365		Mersana Therapeutics, Inc. (a)		2,431
26		Mesa Laboratories, Inc.		4,398
606		MiMedx Group, Inc. (a)		1,970
13		Mirum Pharmaceuticals, Inc. (a)		242
65		ModivCare, Inc. (a)		5,005
67		Monte Rosa Therapeutics, Inc. (a)		568
114		Morphic Holding, Inc. (a)		3,137
2,138		Multiplan Corporation (a)		3,186
417		Myriad Genetics, Inc. (a)		8,448
228		NanoString Technologies, Inc. (a)		1,594
187		Nano-X Imaging, Ltd. (a)		1,992
65		National HealthCare Corporation		4,007
78		National Research Corporation		3,022
222		Nautilus Biotechnology, Inc. (a)		402
870		Nektar Therapeutics (a)		2,436
580		Neogen Corporation (a)		9,605
580		NeoGenomics, Inc. (a)		6,502
189		Nevro Corporation (a)		8,828
303		NextGen Healthcare, Inc. (a)		6,302
166		NGM Biopharmaceuticals, Inc. (a)		918
65		Nkarta, Inc. (a)		551
153		Nurix Therapeutics, Inc. (a)		1,896
201		Nutex Health, Inc. (a)		312
52		Nuvalent, Inc. - Class A (a)		1,710
277		NuVasive, Inc. (a)		10,759
893		Nuvation Bio, Inc. (a)		1,706
945		Ocugen, Inc. (a)		1,474
365		Ocular Therapeutix, Inc. (a)		1,084
382		OmniAb, Inc. (a)		1,352
228		Omnicell, Inc. (a)		11,767
81		Oncology Institute, Inc. (a)		114
2,112		OPKO Health, Inc. (a)		3,168
88		OptimizeRx Corporation (a)		1,856
857		Option Care Health, Inc. (a)		25,803
404		OraSure Technologies, Inc. (a)		2,036
202		Organogenesis Holdings, Inc. (a)		553
101		Orthofix Medical, Inc. (a)		1,817
78		OrthoPediatrics Corporation (a)		3,431
440		Outlook Therapeutics, Inc. (a)		458
241		Outset Medical, Inc. (a)		5,080
378		Owens & Minor, Inc.		7,791
80		Owlet, Inc. (a)		66
132		P3 Health Partners, Inc. (a)		631
1,007		Pacific Biosciences of California, Inc. (a)		10,824
228		Pacira BioSciences, Inc. (a)		11,001
52		Paragon 28, Inc. (a)		1,066
133		Pardes Biosciences, Inc. (a)		120
466		Patterson Companies, Inc.		13,253
359		Pear Therapeutics, Inc. (a)		664
404		Pediatrix Medical Group, Inc. (a)		6,456
127		Pennant Group, Inc. (a)		1,313
38		PepGen, Inc. (a)		568
140		PetIQ, Inc. (a)		1,662
101		Phathom Pharmaceuticals, Inc. (a)		1,008
114		Phibro Animal Health Corporation - Class A		1,403
329		Phreesia, Inc. (a)		9,153
140		PMV Pharmaceuticals, Inc. (a)		1,397
340		Point Biopharma Global, Inc. (a)		2,315
176		Praxis Precision Medicines, Inc. (a)		389
492		Precigen, Inc. (a)		895
277		Prestige Consumer Healthcare, Inc. (a)		17,025
78		Privia Health Group, Inc. (a)		1,867
39		PROCEPT BioRobotics Corporation (a)		1,673
342		Progyny, Inc. (a)		12,527
140		Prometheus Biosciences, Inc. (a)		5,755
241		Protagonist Therapeutics, Inc. (a)		1,906
189		Prothena Corporation plc (a)		11,814
290		Provention Bio, Inc. (a)		2,622
378		PTC Therapeutics, Inc. (a)		15,683
127		Pulmonx Corporation (a)		765
153		Quanterix Corporation (a)		2,035
402		Quantum-Si, Inc. - Class A (a)		957
629		R1 RCM, Inc. (a)		5,692
241		RadNet, Inc. (a)		4,765
39		Rallybio Corporation (a)		225
101		RAPT Therapeutics, Inc. (a)		1,786
241		Reata Pharmaceuticals, Inc. - Class A (a)		9,539
606		Recursion Pharmaceuticals, Inc. - Class A (a)		5,696
202		REGENXBIO, Inc. (a)		4,828
352		Relay Therapeutics, Inc. (a)		6,540
65		Relmada Therapeutics, Inc. (a)		302
153		Replimune Group, Inc. (a)		3,132
342		Revance Therapeutics, Inc. (a)		7,425
316		REVOLUTION Medicines, Inc. (a)		7,454
906		Rigel Pharmaceuticals, Inc. (a)		608
215		Rocket Pharmaceuticals, Inc. (a)		4,059
39		RxSight, Inc. (a)		498
242		Sage Therapeutics, Inc. (a)		9,932
417		Sana Biotechnology, Inc. (a)		2,081
642		Sangamo Therapeutics, Inc. (a)		2,350
228		Schrodinger, Inc./United States (a)		4,104
289		Science 37 Holdings, Inc. (a)		172
166		SeaSpine Holdings Corporation (a)		1,243
189		Seer, Inc. (a)		1,221
593		Select Medical Holdings Corporation		14,576
644		Sema4 Holdings Corporation (a)		267
2,177		Senseonics Holdings, Inc. (a)		2,416
378		Seres Therapeutics, Inc. (a)		2,457
264		Sharecare, Inc. (a)		504
176		Shockwave Medical, Inc. (a)		44,635
166		SI-BONE, Inc. (a)		2,038
241		SIGA Technologies, Inc.		2,212
52		Sight Sciences, Inc. (a)		581
176		Silk Road Medical, Inc. (a)		9,372
78		Simulations Plus, Inc.		3,166
65		Singular Genomics Systems, Inc. (a)		133
682		SomaLogic, Inc. (a)		1,910
1,359		Sorrento Therapeutics, Inc. (a)		1,767
127		SpringWorks Therapeutics, Inc. (a)		3,071
254		STAAR Surgical Company (a)		14,506
101		Stoke Therapeutics, Inc. (a)		762
264		Supernus Pharmaceuticals, Inc. (a)		9,694
166		Surgery Partners, Inc. (a)		4,699
65		Surmodics, Inc. (a)		2,348
241		Sutro Biopharma, Inc. (a)		1,805
228		Syndax Pharmaceuticals, Inc. (a)		5,463
101		Tactile Systems Technology, Inc. (a)		865
101		Talaris Therapeutics, Inc. (a)		147
224		Tango Therapeutics, Inc. (a)		1,682
39		Tarsus Pharmaceuticals, Inc. (a)		656
78		Tenaya Therapeutics, Inc. (a)		207
17		Tenon Medical, Inc. (a)		32
681		TG Therapeutics, Inc. (a)		6,006
264		Theravance Biopharma, Inc. (a)		2,841
65		Theseus Pharmaceuticals, Inc. (a)		428
127		TransMedics Group, Inc. (a)		7,857
316		Travere Therapeutics, Inc. (a)		6,361
153		Treace Medical Concepts, Inc. (a)		3,542
155		Tricida, Inc. (a)		37
241		Twist Bioscience Corporation (a)		6,591
65		Tyra Biosciences, Inc. (a)		456
26		UFP Technologies, Inc. (a)		3,121
65		US Physical Therapy, Inc.		5,617
13		Utah Medical Products, Inc.		1,158
290		Vanda Pharmaceuticals, Inc. (a)		3,164
202		Varex Imaging Corporation (a)		4,290
606		Vaxart, Inc. (a)		715
202		Vaxcyte, Inc. (a)		9,304
870		VBI Vaccines, Inc. (a)		452
52		Ventyx Biosciences, Inc. (a)		1,507
65		Vera Therapeutics, Inc. (a)		1,086
342		Veracyte, Inc. (a)		9,487
241		Vericel Corporation (a)		5,502
78		Verve Therapeutics, Inc. (a)		1,812
261		Vicarious Surgical, Inc. (a)		914
642		ViewRay, Inc. (a)		3,094
290		Vir Biotechnology, Inc. (a)		8,184
121		Viridian Therapeutics, Inc. (a)		3,058
945		VistaGen Therapeutics, Inc. (a)		131
303		Xencor, Inc. (a)		9,005
599		Xeris Biopharma Holdings, Inc. (a)		899
176		Y-mAbs Therapeutics, Inc. (a)		787
189		Zentalis Pharmaceuticals, Inc. (a)		4,181
106		Zimvie, Inc. (a)		948
110		Zynex, Inc.		1,509
				1,892,874
		Industrials - 15.4%
675		3D Systems Corporation (a)		6,845
231		AAON, Inc.		18,309
181		AAR Corporation (a)		8,427
373		ABM Industries, Inc.		17,599
518		ACCO Brands Corporation		2,885
528		ACV Auctions, Inc. - Class A (a)		4,668
408		Aerojet Rocketdyne Holdings, Inc.		21,217
128		AeroVironment, Inc. (a)		11,775
52		AerSale Corporation (a)		824
319		Air Transport Services Group, Inc. (a)		8,945
56		Alamo Group, Inc.		8,428
161		Albany International Corporation - Class A		16,321
1,611		Alight, Inc. - Class A (a)		13,903
79		Allegiant Travel Company (a)		6,526
66		Allied Motion Technologies, Inc.		2,339
105		Alta Equipment Group, Inc.		1,264
357		Altra Industrial Motion Corporation		20,927
168		Ameresco, Inc. - Class A (a)		11,007
89		American Woodmark Corporation (a)		4,824
1,086		API Group Corporation (a)		20,873
128		Apogee Enterprises, Inc.		6,176
210		Applied Industrial Technologies, Inc.		27,823
141		ArcBest Corporation		11,671
591		Archer Aviation, Inc. - Class A (a)		1,483
270		Arcosa, Inc.		16,497
81		Argan, Inc.		3,074
106		Aris Water Solution, Inc. - Class A		1,677
722		Array Technologies, Inc. (a)		15,119
280		ASGN, Inc. (a)		25,368
128		Astec Industries, Inc.		5,663
694		Astra Space, Inc. (a)		343
140		Astronics Corporation (a)		1,176
257		Atkore, Inc. (a)		31,393
154		Atlas Air Worldwide Holdings, Inc. (a)		15,519
79		Atlas Technical Consultants, Inc. (a)		427
133		AZZ, Inc.		5,537
308		Babcock & Wilcox Enterprises, Inc. (a)		1,404
259		Barnes Group, Inc.		11,031
41		Barrett Business Services, Inc.		4,032
308		Beacon Roofing Supply, Inc. (a)		17,984
232		Berkshire Grey, Inc. (a)		220
748		Bird Global, Inc. - Class A (a)		173
274		Blade Air Mobility, Inc. (a)		1,348
205		Blink Charging Company (a)		2,845
784		Bloom Energy Corporation - Class A (a)		16,691
91		Blue Bird Corporation (a)		1,075
52		BlueLinx Holdings, Inc. (a)		3,609
210		Boise Cascade Company		15,548
257		Brady Corporation - Class A		12,310
241		BrightView Holdings, Inc. (a)		1,660
269		Brink’s Company		16,073
144		Brookfield Business Corporation - Class A		3,194
33		Cadre Holdings, Inc.		856
121		Caesarstone, Ltd.		759
278		Casella Waste Systems, Inc. - Class A (a)		23,934
272		CBIZ, Inc. (a)		13,505
207		Chart Industries, Inc. (a)		29,600
96		Cimpress plc (a)		2,841
99		CIRCOR International, Inc. (a)		2,727
154		Columbus McKinnon Corporation/NY		4,963
195		Comfort Systems USA, Inc.		24,718
8		CompX International, Inc.		158
144		Concrete Pumping Holdings, Inc. (a)		1,017
153		Construction Partners, Inc. - Class A (a)		4,376
636		CoreCivic, Inc. (a)		8,446
286		Costamare, Inc.		2,757
66		Covenant Logistics Group, Inc.		2,534
41		CRA International, Inc.		5,054
82		CSW Industrials, Inc.		9,918
253		Custom Truck One Source, Inc. (a)		1,731
219		Daseke, Inc. (a)		1,277
231		Deluxe Corporation		4,468
1,048		Desktop Metal, Inc. - Class A (a)		2,148
26		Distribution Solutions Group, Inc. (a)		922
114		Douglas Dynamics, Inc.		4,437
58		Ducommun, Inc. (a)		2,918
98		DXP Enterprises, Inc./TX (a)		2,531
161		Dycom Industries, Inc. (a)		14,674
47		Eagle Bulk Shipping, Inc.		2,418
294		EMCOR Group, Inc.		45,540
101		Encore Wire Corporation		14,757
230		Energy Recovery, Inc. (a)		5,331
138		Energy Vault Holdings, Inc. (a)		516
367		Enerpac Tool Group Corporation		9,190
234		EnerSys		17,686
132		Eneti, Inc.		1,209
141		Ennis, Inc.		3,275
526		Enovix Corporation (a)		6,864
114		EnPro Industries, Inc.		13,543
144		ESCO Technologies, Inc.		13,537
344		ESS Tech, Inc. (a)		1,108
632		Evoqua Water Technologies Corporation (a)		27,486
286		Exponent, Inc.		29,574
53		Fathom Digital Manufacturing Corporation (a)		129
335		Federal Signal Corporation		16,278
297		First Advantage Corporation (a)		3,950
166		Fluence Energy, Inc. (a)		2,852
790		Fluor Corporation (a)		26,551
60		Forrester Research, Inc. (a)		2,111
144		Forward Air Corporation		16,181
67		Franklin Covey Company (a)		3,481
255		Franklin Electric Company, Inc.		21,242
176		Frontier Group Holdings, Inc. (a)		2,295
107		FTC Solar, Inc. (a)		227
2,002		FuelCell Energy, Inc. (a)		6,927
191		GATX Corporation		21,535
174		Genco Shipping & Trading, Ltd.		2,580
658		GEO Group, Inc. (a)		7,778
166		Gibraltar Industries, Inc. (a)		8,401
70		Global Industrial Company		1,723
231		GMS, Inc. (a)		11,342
657		Golden Ocean Group, Ltd.		5,545
127		Gorman-Rupp Company		3,515
1,125		GrafTech International, Ltd.		6,075
247		Granite Construction, Inc.		8,897
358		Great Lakes Dredge & Dock Corporation (a)		2,621
170		Greenbrier Companies, Inc.		6,526
242		Griffon Corporation		8,545
178		H&E Equipment Services, Inc.		7,464
424		Harsco Corporation (a)		3,172
264		Hawaiian Holdings, Inc. (a)		3,670
418		Healthcare Services Group, Inc.		5,831
259		Heartland Express, Inc.		4,336
108		Heidrick & Struggles International, Inc.		3,208
92		Heliogen, Inc. (a)		105
179		Helios Technologies, Inc.		9,440
143		Herc Holdings, Inc.		18,328
85		Heritage-Crystal Clean, Inc. (a)		2,686
404		Hillenbrand, Inc.		20,200
704		Hillman Solutions Corporation (a)		5,604
131		HireRight Holdings Corporation (a)		1,660
242		HNI Corporation		7,018
181		Hub Group, Inc. - Class A (a)		15,231
215		Hudson Technologies, Inc. (a)		2,427
122		Huron Consulting Group, Inc. (a)		9,499
209		Hydrofarm Holdings Group, Inc. (a)		525
650		Hyliion Holdings Corporation (a)		1,963
56		Hyster-Yale Materials Handling, Inc.		1,640
394		Hyzon Motors, Inc. (a)		638
103		ICF International, Inc.		11,162
46		IES Holdings, Inc. (a)		1,556
202		Insperity, Inc.		23,947
103		Insteel Industries, Inc.		3,037
303		Interface, Inc.		3,281
397		Janus International Group, Inc. (a)		4,347
498		JELD-WEN Holding, Inc. (a)		5,149
1,237		Joby Aviation, Inc. (a)		5,096
171		John Bean Technologies Corporation		15,708
67		Kadant, Inc.		12,934
155		Kaman Corporation		3,157
661		KAR Auction Services, Inc. (a)		9,082
22		Karat Packaging, Inc.		304
194		Kelly Services, Inc. - Class A		3,296
457		Kennametal, Inc.		12,074
111		Kforce, Inc.		6,557
202		Kimball International, Inc. - Class B		1,446
293		Korn Ferry		16,710
671		Kratos Defense & Security Solutions, Inc. (a)		6,388
507		Legalzoom.com, Inc. (a)		4,487
675		Li-Cycle Holdings Corporation (a)		4,300
177		Lightning eMotors, Inc. (a)		121
52		Lindsay Corporation		9,177
153		Luxfer Holdings plc		2,243
176		Manitowoc Company, Inc. (a)		1,728
558		Markforged Holding Corporation (a)		636
316		Marten Transport, Ltd.		6,734
132		Masonite International Corporation (a)		9,936
228		Matson, Inc.		14,538
166		Matthews International Corporation - Class A		5,256
378		Maxar Technologies, Inc.		9,148
127		McGrath RentCorp		12,461
792		Microvast Holdings, Inc. (a)		1,734
52		Miller Industries, Inc./TN		1,435
378		MillerKnoll, Inc.		7,707
288		Momentus, Inc. (a)		311
140		Montrose Environmental Group, Inc. (a)		6,462
153		Moog, Inc. - Class A		13,316
430		MRC Global, Inc. (a)		5,057
290		Mueller Industries, Inc.		19,943
844		Mueller Water Products, Inc. - Class A		9,841
88		MYR Group, Inc. (a)		8,407
26		National Presto Industries, Inc.		1,797
1,222		Nikola Corporation (a)		3,202
39		NL Industries, Inc.		265
52		Northwest Pipe Company (a)		1,948
588		NOW, Inc. (a)		7,338
88		NuScale Power Corporation (a)		959
65		NV5 Global, Inc. (a)		9,393
13		Omega Flex, Inc.		1,249
26		PAM Transportation Services, Inc. (a)		729
101		Park Aerospace Corporation		1,336
140		Parsons Corporation (a)		6,930
303		PGT Innovations, Inc. (a)		5,996
932		Pitney Bowes, Inc.		3,560
744		Planet Labs PBC (a)		4,025
39		Powell Industries, Inc.		1,026
13		Preformed Line Products Company		1,226
277		Primoris Services Corporation		5,914
1,058		Proterra, Inc. (a)		5,861
140		Proto Labs, Inc. (a)		3,713
182		Quad/Graphics, Inc. (a)		673
176		Quanex Building Products Corporation		4,184
215		Radiant Logistics, Inc. (a)		1,148
153		RBC Bearings, Inc. (a)		36,257
48		Red Violet, Inc. (a)		1,094
99		Redwire Corporation (a)		210
805		Resideo Technologies, Inc. (a)		13,041
166		Resources Connection, Inc.		3,204
153		REV Group, Inc.		2,125
1,010		Rocket Lab USA, Inc. (a)		4,232
215		Rush Enterprises, Inc. - Class A		11,079
26		Rush Enterprises, Inc. - Class B		1,378
352		Safe Bulkers, Inc.		1,003
127		Saia, Inc. (a)		30,935
367		Sarcos Technology and Robotics Corporation (a)		428
529		Shoals Technologies Group, Inc. - Class A (a)		15,325
176		Shyft Group, Inc.		4,317
228		Simpson Manufacturing Company, Inc.		21,215
408		Skillsoft Corporation (a)		783
264		SkyWest, Inc. (a)		4,871
114		SP Plus Corporation (a)		3,977
617		Spire Global, Inc. (a)		777
505		Spirit Airlines, Inc. (a)		10,964
241		SPX Technologies, Inc. (a)		16,123
65		Standex International Corporation		6,828
466		Steelcase, Inc. - Class A		3,695
580		Stem, Inc. (a)		7,581
88		Sterling Check Corporation (a)		1,280
140		Sterling Infrastructure, Inc. (a)		4,585
166		Sun Country Airlines Holdings, Inc. (a)		3,353
440		SunPower Corporation (a)		10,670
101		Tennant Company		6,417
352		Terex Corporation		16,160
108		Terran Orbital Corporation (a)		255
241		Textainer Group Holdings, Ltd.		7,346
176		Thermon Group Holdings, Inc. (a)		3,575
254		Titan International, Inc. (a)		3,640
101		Titan Machinery, Inc. (a)		4,447
202		TPI Composites, Inc. (a)		2,440
26		Transcat, Inc. (a)		2,081
215		TriNet Group, Inc. (a)		15,581
404		Trinity Industries, Inc.		12,375
352		Triton International, Ltd.		23,749
329		Triumph Group, Inc. (a)		3,767
189		TrueBlue, Inc. (a)		4,079
636		TuSimple Holdings, Inc. - Class A (a)		1,431
215		Tutor Perini Corporation (a)		1,537
316		UFP Industries, Inc.		25,869
78		UniFirst Corporation/MA		15,113
39		Universal Logistics Holdings, Inc.		1,481
629		Upwork, Inc. (a)		7,705
52		V2X, Inc. (a)		2,101
240		Velo3D, Inc. (a)		487
78		Veritiv Corporation		10,494
101		Viad Corporation (a)		2,991
114		Vicor Corporation (a)		6,155
681		View, Inc. (a)		953
1,014		Virgin Galactic Holdings, Inc. (a)		5,161
52		VSE Corporation		2,550
264		Wabash National Corporation		6,618
153		Watts Water Technologies, Inc. - Class A		24,243
329		Werner Enterprises, Inc.		14,469
744		Wheels Up Experience, Inc. (a)		952
52		Willdan Group, Inc. (a)		912
235		Xos, Inc. (a)		150
642		Zurn Elkay Water Solutions Corporation		15,543
				2,020,142
		Information Technology - 11.8%
619		8x8, Inc. (a)		2,649
88		908 Devices, Inc. (a)		942
316		A10 Networks, Inc.		5,912
634		ACI Worldwide, Inc. (a)		13,251
232		ACM Research, Inc. - Class A (a)		2,102
541		Adeia, Inc.		5,978
260		ADTRAN Holdings, Inc.		5,270
207		Advanced Energy Industries, Inc.		19,176
597		Aeva Technologies, Inc. (a)		1,003
122		AEye, Inc. (a)		109
110		Agilysys, Inc. (a)		7,304
264		Akoustis Technologies, Inc. (a)		1,003
254		Alarm.com Holdings, Inc. (a)		12,675
146		Alkami Technology, Inc. (a)		1,835
114		Alpha & Omega Semiconductor, Ltd. (a)		3,999
253		Altair Engineering, Inc. - Class A (a)		12,415
181		Ambarella, Inc. (a)		13,430
170		American Software, Inc./GA - Class A		2,518
550		Amkor Technology, Inc.		15,411
253		Amplitude, Inc. - Class A (a)		3,623
102		Appfolio, Inc. - Class A (a)		11,637
209		Appian Corporation - Class A (a)		7,948
39		Applied Digital Corporation (a)		76
434		Arlo Technologies, Inc. (a)		1,658
28		Arteris, Inc. (a)		139
368		Asana, Inc. - Class A (a)		6,683
109		Atomera, Inc. (a)		930
458		Avaya Holdings Corporation (a)		442
600		AvePoint, Inc. (a)		2,832
57		Aviat Networks, Inc. (a)		1,793
198		Avid Technology, Inc. (a)		5,560
143		AvidXchange Holdings, Inc. (a)		1,233
178		Axcelis Technologies, Inc. (a)		14,215
210		AXT, Inc. (a)		1,115
161		Badger Meter, Inc.		18,647
242		Belden, Inc.		19,466
186		Benchmark Electronics, Inc.		5,370
132		Benefitfocus, Inc. (a)		1,369
257		BigCommerce Holdings, Inc. (a)		2,220
261		Blackbaud, Inc. (a)		15,469
297		Blackline, Inc. (a)		20,105
808		Blend Labs, Inc. - Class A (a)		1,067
782		Box, Inc. - Class A (a)		21,467
221		Brightcove, Inc. (a)		1,222
360		BTRS Holdings, Inc. - Class 1 (a)		3,409
331		C3.ai, Inc. - Class A (a)		4,306
292		Calix, Inc. (a)		20,819
55		Cambium Networks Corporation (a)		1,171
323		Cantaloupe, Inc. (a)		1,172
171		Casa Systems, Inc. (a)		469
77		Cass Information Systems, Inc.		3,348
35		Cepton, Inc. (a)		48
202		Cerberus Cyber Sentinel Corporation (a)		620
209		Cerence, Inc. (a)		4,287
121		CEVA, Inc. (a)		3,288
160		Cipher Mining, Inc. (a)		125
193		Cleanspark, Inc. (a)		434
292		Clear Secure, Inc. - Class A		9,075
57		Clearfield, Inc. (a)		7,502
255		Cohu, Inc. (a)		9,134
981		CommScope Holding Company, Inc. (a)		8,711
253		CommVault Systems, Inc. (a)		16,698
42		CompoSecure, Inc. (a)		210
142		Comtech Telecommunications Corporation		1,657
897		Conduent, Inc. (a)		3,624
86		Consensus Cloud Solutions, Inc. (a)		4,884
959		Core Scientific, Inc. (a)		128
155		Corsair Gaming, Inc. (a)		2,615
55		Couchbase, Inc. (a)		748
133		Credo Technology Group Holding, Ltd. (a)		1,853
26		CS Disco, Inc. (a)		203
173		CSG Systems International, Inc.		10,698
168		CTS Corporation		7,140
395		Cvent Holding Corporation (a)		2,212
208		Cyxtera Technologies, Inc. (a)		408
396		Diebold Nixdorf, Inc. (a)		851
183		Digi International, Inc. (a)		7,772
66		Digimarc Corporation (a)		1,470
467		Digital Turbine, Inc. (a)		8,527
253		DigitalOcean Holdings, Inc. (a)		7,547
231		Diodes, Inc. (a)		21,305
147		Domo, Inc. - Class B (a)		2,102
355		Duck Creek Technologies, Inc. (a)		3,972
94		DZS, Inc. (a)		1,111
1,060		E2open Parent Holdings, Inc. (a)		6,243
247		Eastman Kodak Company (a)		1,045
146		Ebix, Inc.		2,773
580		Edgio, Inc. (a)		835
117		eGain Corporation (a)		1,030
121		Enfusion, Inc. - Class A (a)		1,156
81		EngageSmart, Inc. (a)		1,375
297		Envestnet, Inc. (a)		17,529
65		ePlus, Inc. (a)		3,228
196		Everbridge, Inc. (a)		6,397
92		EverCommerce, Inc. (a)		614
331		EVERTEC, Inc.		11,178
256		Evo Payments, Inc. - Class A (a)		8,630
393		Evolv Technologies Holdings, Inc. (a)		1,372
177		ExlService Holdings, Inc. (a)		33,134
689		Extreme Networks, Inc. (a)		14,448
203		Fabrinet (a)		27,081
99		FARO Technologies, Inc. (a)		2,962
495		Fastly, Inc. - Class A (a)		4,782
331		Flywire Corporation (a)		7,179
80		Focus Universal, Inc. (a)		879
132		ForgeRock, Inc. - Class A (a)		2,871
418		FormFactor, Inc. (a)		9,643
63		Greenidge Generation Holdings, Inc. (a)		40
254		Grid Dynamics Holdings, Inc. (a)		3,236
132		Hackett Group, Inc.		3,049
494		Harmonic, Inc. (a)		7,578
117		I3 Verticals, Inc. - Class A (a)		3,076
32		IBEX Holdings, Ltd. (a)		826
155		Ichor Holdings, Ltd. (a)		4,616
119		Identiv, Inc. (a)		994
88		Impinj, Inc. (a)		11,224
471		indie Semiconductor, Inc. - Class A (a)		3,867
1,012		Infinera Corporation (a)		6,831
176		Information Services Group, Inc.		943
474		Inseego Corporation (a)		602
176		Insight Enterprises, Inc. (a)		18,288
66		Instructure Holdings, Inc. (a)		1,657
55		Intapp, Inc. (a)		1,271
167		InterDigital, Inc.		8,378
179		International Money Express, Inc. (a)		3,888
552		IonQ, Inc. (a)		2,848
278		IronNet, Inc. (a)		121
253		Itron, Inc. (a)		13,455
149		Kaleyra, Inc. (a)		174
133		Kimball Electronics, Inc. (a)		3,071
355		KnowBe4, Inc. - Class A (a)		8,765
483		Knowles Corporation (a)		7,535
333		Kulicke & Soffa Industries, Inc.		15,967
331		Latch, Inc. (a)		297
474		Lightwave Logic, Inc. (a)		3,759
329		LivePerson, Inc. (a)		3,862
329		LiveRamp Holdings, Inc. (a)		7,225
118		LiveVox Holdings, Inc. (a)		267
241		MACOM Technology Solutions Holdings, Inc. (a)		16,554
518		Marathon Digital Holdings, Inc. (a)		3,274
2,096		Marqeta, Inc. - Class A (a)		14,022
976		Matterport, Inc. (a)		3,074
329		Maximus, Inc.		23,129
352		MaxLinear, Inc. (a)		12,883
65		MeridianLink, Inc. (a)		954
215		Methode Electronics, Inc.		9,821
39		MicroStrategy, Inc. - Class A (a)		7,726
818		MicroVision, Inc. (a)		2,479
621		Mirion Technologies, Inc. (a)		3,962
228		Mitek Systems, Inc. (a)		2,332
176		Model N, Inc. (a)		6,843
616		Momentive Global, Inc. (a)		4,885
440		MoneyGram International, Inc. (a)		4,805
328		N-able, Inc. (a)		3,683
153		Napco Security Technologies, Inc. (a)		4,036
153		NETGEAR, Inc. (a)		3,019
352		NetScout Systems, Inc. (a)		13,123
242		NextNav, Inc. (a)		796
228		nLight, Inc. (a)		2,476
176		Novanta, Inc. (a)		27,763
434		Olo, Inc. - Class A (a)		3,086
127		ON24, Inc. (a)		972
167		Ondas Holdings, Inc. (a)		433
189		OneSpan, Inc. (a)		2,376
254		Onto Innovation, Inc. (a)		20,307
88		OSI Systems, Inc. (a)		7,786
844		Ouster, Inc. (a)		996
391		PagerDuty, Inc. (a)		8,696
127		PAR Technology Corporation (a)		3,095
430		Paya Holdings, Inc. (a)		4,003
982		Payoneer Global, Inc. (a)		5,303
1,653		Paysafe, Ltd. (a)		2,347
60		PC Connection, Inc. (a)		3,333
153		PDF Solutions, Inc. (a)		4,800
153		Perficient, Inc. (a)		10,871
88		PFSweb, Inc. (a)		983
241		Photronics, Inc. (a)		4,531
153		Plexus Corporation (a)		16,864
316		Power Integrations, Inc.		25,432
303		PowerSchool Holdings, Inc. - Class A (a)		6,184
52		Priority Technology Holdings, Inc. (a)		310
228		Progress Software Corporation		12,157
202		PROS Holdings, Inc. (a)		4,812
277		Q2 Holdings, Inc. (a)		7,534
166		Qualys, Inc. (a)		20,472
290		Rackspace Technology, Inc. (a)		1,415
541		Rambus, Inc. (a)		20,764
290		Rapid7, Inc. (a)		8,526
65		Remitly Global, Inc. (a)		680
430		Repay Holdings Corporation (a)		3,810
352		Ribbon Communications, Inc. (a)		891
128		Rigetti Computing, Inc. (a)		166
241		Rimini Street, Inc. (a)		1,012
505		Riot Blockchain, Inc. (a)		2,348
452		Rockley Photonics Holdings, Ltd. (a)		95
101		Rogers Corporation (a)		11,013
1,529		Sabre Corporation (a)		9,342
342		Sanmina Corporation (a)		22,603
166		Sapiens International Corporation NV		3,230
127		ScanSource, Inc. (a)		3,792
52		SecureWorks Corporation - Class A (a)		373
329		Semtech Corporation (a)		10,113
39		ShotSpotter, Inc. (a)		1,308
202		Silicon Laboratories, Inc. (a)		29,380
78		SiTime Corporation (a)		8,226
39		SkyWater Technology, Inc. (a)		385
176		SMART Global Holdings, Inc. (a)		2,976
550		SmartRent, Inc. (a)		1,337
235		SolarWinds Corporation (a)		2,054
228		Sprout Social, Inc. - Class A (a)		13,520
189		SPS Commerce, Inc. (a)		26,888
144		Squarespace, Inc. - Class A (a)		2,951
1,309		StoneCo, Ltd. - Class A (a)		15,289
440		Sumo Logic, Inc. (a)		3,344
228		Super Micro Computer, Inc. (a)		20,572
202		Synaptics, Inc. (a)		21,406
215		Telos Corporation (a)		882
479		Tenable Holdings, Inc. (a)		18,288
90		Terawulf, Inc. (a)		75
99		Transphorm, Inc. (a)		569
88		TTEC Holdings, Inc.		4,220
554		TTM Technologies, Inc. (a)		8,903
52		Tucows, Inc. - Class A (a)		1,596
83		Turtle Beach Corporation (a)		793
228		Ultra Clean Holdings, Inc. (a)		8,124
342		Unisys Corporation (a)		1,471
153		Upland Software, Inc. (a)		1,154
53		UserTesting, Inc. (a)		393
541		Varonis Systems, Inc. (a)		11,491
264		Veeco Instruments, Inc. (a)		5,248
391		Velodyne Lidar, Inc. (a)		385
329		Verint Systems, Inc. (a)		12,940
140		Veritone, Inc. (a)		944
805		Verra Mobility Corporation (a)		12,759
67		Viant Technology, Inc. - Class A (a)		256
1,271		Viavi Solutions, Inc. (a)		14,400
704		Vishay Intertechnology, Inc.		16,220
65		Vishay Precision Group, Inc. (a)		2,637
26		Weave Communications, Inc. (a)		102
329		WM Technology, Inc. (a)		385
215		Workiva, Inc. (a)		17,320
589		Xerox Holdings Corporation		9,607
216		Xperi, Inc. (a)		2,313
593		Yext, Inc. (a)		3,161
146		Zeta Global Holdings Corporation - Class A (a)		1,223
580		Zuora, Inc. - Class A (a)		4,454
				1,554,459
		Materials - 4.4%
156		5E Advanced Materials, Inc. (a)		1,747
148		AdvanSix, Inc.		6,092
99		Alpha Metallurgical Resources, Inc.		16,952
160		American Vanguard Corporation		3,680
946		Amyris, Inc. (a)		1,637
583		Arconic Corporation (a)		13,893
115		Aspen Aerogels, Inc. (a)		1,387
688		ATI, Inc. (a)		20,991
498		Avient Corporation		17,236
178		Balchem Corporation		25,062
311		Cabot Corporation		22,896
270		Carpenter Technology Corporation		11,086
260		Century Aluminum Company (a)		2,343
42		Chase Corporation		3,990
103		Clearwater Paper Corporation (a)		4,020
1,361		Coeur Mining, Inc. (a)		4,764
683		Commercial Metals Company		33,616
191		Compass Minerals International, Inc.		8,471
672		Constellium SE (a)		8,366
94		Cryptyde, Inc. (a)		28
236		Dakota Gold Corporation (a)		798
506		Danimer Scientific, Inc. (a)		1,346
410		Diversey Holdings, Ltd. (a)		2,107
284		Ecovyst, Inc. (a)		2,638
145		FutureFuel Corporation		1,282
242		Glatfelter Corporation		840
145		Greif, Inc. - Class A		10,195
34		Greif, Inc. - Class B		2,555
105		Hawkins, Inc.		4,368
67		Haynes International, Inc.		3,347
285		HB Fuller Company		22,888
2,816		Hecla Mining Company		15,347
852		Hycroft Mining Holding Corporation (a)		614
215		Ingevity Corporation (a)		16,828
140		Innospec, Inc.		15,525
55		Intrepid Potash, Inc. (a)		1,983
82		Ivanhoe Electric, Inc. (a)		863
86		Kaiser Aluminum Corporation		7,774
111		Koppers Holdings, Inc.		3,307
122		Kronos Worldwide, Inc.		1,124
880		Livent Corporation (a)		24,631
170		LSB Industries, Inc. (a)		2,623
101		Materion Corporation		8,137
285		Mativ Holdings, Inc.		5,919
176		Minerals Technologies, Inc.		10,611
189		Myers Industries, Inc.		4,411
1,271		Novagold Resources, Inc. (a)		7,334
870		O-I Glass, Inc. (a)		14,276
39		Olympic Steel, Inc.		1,369
501		Origin Materials, Inc. (a)		2,791
316		Orion Engineered Carbons SA		5,934
241		Pactiv Evergreen, Inc.		2,805
633		Perimeter Solutions SA (a)		6,862
88		Piedmont Lithium, Inc. (a)		5,074
166		PolyMet Mining Corporation (a)		498
264		PureCycle Technologies, Inc. (a)		1,832
78		Quaker Chemical Corporation		15,350
122		Ramaco Resources, Inc.		1,397
202		Ranpak Holdings Corporation (a)		1,093
303		Rayonier Advanced Materials, Inc. (a)		2,345
174		Resolute Forest Products, Inc. (a)		3,671
88		Ryerson Holding Corporation		2,595
140		Schnitzer Steel Industries, Inc. - Class A		4,806
228		Sensient Technologies Corporation		17,034
114		Stepan Company		12,719
629		Summit Materials, Inc. - Class A (a)		19,052
430		SunCoke Energy, Inc.		3,638
187		Sylvamo Corporation		10,115
241		TimkenSteel Corporation (a)		4,507
140		Tredegar Corporation		1,448
228		TriMas Corporation		6,236
202		Trinseo plc		4,979
593		Tronox Holdings plc - Class A		8,379
52		United States Lime & Minerals, Inc.		7,227
127		Valhi, Inc.		2,827
269		Warrior Met Coal, Inc.		9,905
176		Worthington Industries, Inc.		9,986
				578,402
		Real Estate - 6.0%
462		Acadia Realty Trust		7,106
374		Agree Realty Corporation		26,160
391		Alexander & Baldwin, Inc.		7,722
11		Alexander’s, Inc.		2,687
273		American Assets Trust, Inc.		7,996
9		American Realty Investors, Inc. (a)		190
606		Anywhere Real Estate, Inc. (a)		4,575
821		Apartment Investment and Management Company - Class A		6,880
1,134		Apple Hospitality REIT, Inc.		19,345
321		Armada Hoffler Properties, Inc.		3,900
86		Ashford Hospitality Trust, Inc. (a)		560
18		Bluerock Homes Trust, Inc. (a)		441
295		Braemar Hotels & Resorts, Inc.		1,089
933		Brandywine Realty Trust		6,447
869		Broadstone Net Lease, Inc.		14,747
55		BRT Apartments Corporation		1,135
532		CareTrust REIT, Inc.		10,534
132		CBL & Associates Properties, Inc.		4,026
77		Centerspace		4,967
255		Chatham Lodging Trust (a)		3,409
230		City Office REIT, Inc.		2,275
66		Clipper Realty, Inc.		500
132		Community Healthcare Trust, Inc.		4,654
1,211		Compass, Inc. - Class A (a)		3,621
606		Corporate Office Properties Trust		16,829
92		CTO Realty Growth, Inc.		1,929
749		Cushman & Wakefield plc (a)		8,554
1,082		DiamondRock Hospitality Company		10,182
658		DigitalBridge Group, Inc.		9,495
1,265		Diversified Healthcare Trust		1,252
649		Doma Holdings, Inc. (a)		256
391		Douglas Elliman, Inc.		1,611
480		Easterly Government Properties, Inc.		7,603
453		Elme Communities		8,951
790		Empire State Realty Trust, Inc. - Class A		6,091
643		Equity Commonwealth		17,419
658		Essential Properties Realty Trust, Inc.		15,272
342		eXp World Holdings, Inc.		4,470
156		Farmland Partners, Inc.		2,072
95		Forestar Group, Inc. (a)		1,409
421		Four Corners Property Trust, Inc.		11,426
538		Franklin Street Properties Corporation		1,571
39		FRP Holdings, Inc. (a)		2,375
220		Getty Realty Corporation		7,264
203		Gladstone Commercial Corporation		3,855
166		Gladstone Land Corporation		3,410
323		Global Medical REIT, Inc.		3,262
573		Global Net Lease, Inc.		7,753
166		Hersha Hospitality Trust - Class A		1,599
611		Independence Realty Trust, Inc.		11,071
31		Indus Realty Trust, Inc.		1,984
352		Industrial Logistics Properties Trust		1,433
131		Innovative Industrial Properties, Inc.		15,879
339		InvenTrust Properties Corporation		8,716
352		iStar, Inc.		2,827
638		Kennedy-Wilson Holdings, Inc.		10,858
1,160		Kite Realty Group Trust		26,447
202		LTC Properties, Inc.		7,937
1,496		LXP Industrial Trust		16,097
1,209		Macerich Company		15,354
127		Marcus & Millichap, Inc.		4,729
228		National Health Investors, Inc.		12,827
626		Necessity Retail REIT, Inc.		4,182
215		NETSTREIT Corporation		4,199
782		Newmark Group, Inc. - Class A		6,631
114		NexPoint Residential Trust, Inc.		5,482
312		Offerpad Solutions, Inc. (a)		222
254		Office Properties Income Trust		3,884
78		One Liberty Properties, Inc.		1,860
303		Orion Office REIT, Inc.		2,815
769		Outfront Media, Inc.		14,065
981		Paramount Group, Inc.		6,396
681		Pebblebrook Hotel Trust		11,339
101		Phillips Edison & Company, Inc.		3,255
1,210		Physicians Realty Trust		18,065
655		Piedmont Office Realty Trust, Inc. - Class A		6,819
166		Plymouth Industrial REIT, Inc.		3,436
65		Postal Realty Trust, Inc. - Class A		1,007
402		PotlatchDeltic Corporation		19,212
88		RE/MAX Holdings, Inc. - Class A		1,830
541		Redfin Corporation (a)		2,900
629		Retail Opportunity Investments Corporation		9,592
857		RLJ Lodging Trust		10,387
78		RMR Group, Inc. - Class A		2,255
453		RPT Realty		5,074
264		Ryman Hospitality Properties, Inc.		24,163
1,209		Sabra Health Care REIT, Inc.		15,608
128		Safehold, Inc.		3,777
66		Saul Centers, Inc.		2,845
906		Service Properties Trust		7,112
968		SITE Centers Corporation		13,155
178		St Joe Company		6,841
958		STAG Industrial, Inc.		31,527
33		Stratus Properties, Inc.		802
543		Summit Hotel Properties, Inc.		4,643
1,144		Sunstone Hotel Investors, Inc.		12,573
567		Tanger Factory Outlet Centers, Inc.		11,028
101		Tejon Ranch Company (a)		1,980
391		Terreno Realty Corporation		22,927
8		Transcontinental Realty Investors, Inc. (a)		339
228		UMH Properties, Inc.		4,015
1,069		Uniti Group, Inc.		8,146
65		Universal Health Realty Income Trust		3,412
616		Urban Edge Properties		9,690
153		Urstadt Biddle Properties, Inc. - Class A		2,927
453		Veris Residential, Inc. (a)		7,275
241		Whitestone REIT		2,345
606		Xenia Hotels & Resorts, Inc.		9,345
				788,417
		Utilities - 3.3%
286		ALLETE, Inc.		18,933
194		Altus Power, Inc. (a)		1,387
205		American States Water Company		20,087
44		Artesian Resources Corporation - Class A		2,401
396		Avista Corporation		16,347
352		Black Hills Corporation		25,213
513		Brookfield Infrastructure Corporation - Class A		24,049
286		California Water Service Group		18,570
95		Chesapeake Utilities Corporation		11,374
194		Clearway Energy, Inc. - Class A		6,386
453		Clearway Energy, Inc. - Class C		16,054
71		Global Water Resources, Inc.		907
189		MGE Energy, Inc.		13,610
88		Middlesex Water Company		8,224
301		Montauk Renewables, Inc. (a)		3,633
518		New Jersey Resources Corporation		25,771
153		Northwest Natural Holding Company		7,667
277		NorthWestern Corporation		16,180
277		ONE Gas, Inc.		24,085
241		Ormat Technologies, Inc.		21,794
215		Otter Tail Corporation		12,820
466		PNM Resources, Inc.		22,834
479		Portland General Electric Company		23,582
101		Pure Cycle Corporation (a)		1,072
140		SJW Group		10,457
541		South Jersey Industries, Inc.		18,773
329		Southwest Gas Holdings, Inc.		22,523
277		Spire, Inc.		20,526
466		Sunnova Energy International, Inc. (a)		10,639
78		Unitil Corporation		4,276
65		Via Renewables, Inc.		420
65		York Water Company		2,970
				433,564
		TOTAL COMMON STOCKS (Cost $14,203,462)		12,581,809

		CONTINGENT VALUE RIGHTS - 0.0% (b)
		Health Care - 0.0% (b)
29		OmniAb, Inc. - $12.50 VWAP Vesting Shares (a)(d)		0
29		OmniAb, Inc. - $15.00 Vesting Shares (a)(d)		0
580		Radius Health, Inc. Contingent Value Right (a)(c)(d)		0
308		Zogenix Contingent Value Right (a)(c)(d)		0
				0
		TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

Contracts			Notional Amount
		PURCHASED OPTIONS (e) - 0.2%
65		Russell 2000 Index Put, Expiration: 12/16/2022, Exercise Price: $1,740.00	$12,262,770	27,950
		TOTAL PURCHASED OPTIONS (Cost $150,745)		27,950
Shares
		SHORT-TERM INVESTMENTS - 7.3%
957,571		Invesco Government & Agency Portfolio - Institutional Class, 3.73% (f)		957,571
1		Northern Funds U.S. Government Money Market Fund, 3.80% (f)		1
		TOTAL SHORT-TERM INVESTMENTS (Cost $957,572)		957,572

		Total Investments (Cost $15,311,779) - 103.2%		13,567,331
		Liabilities in Excess of Other Assets - (3.2)%		(417,877)
		NET ASSETS - 100.0%		$13,149,454

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Represents less than 0.05% of net assets.
	(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
	(d)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
	(e)	Exchange traded.
	(f)	Rate shown is the annualized seven-day yield as of November 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Russell 2000® Risk-Managed Income ETF
Schedule of Written Options
November 30, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (3.3)%
(65)		Russell 2000 Index Call, Expiration: 12/16/2022, Exercise Price: $1,850.00	$(12,262,770)	$(429,000)
		TOTAL WRITTEN OPTIONS (Premiums Received $303,643)		$(429,000)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Nationwide Russell 2000® Risk-Managed Income ETF
Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$12,581,809	$-		$-		$12,581,809
Contingent Value Rights	-	0	*	0	*	0	*
Purchased Options	-	27,950		-		27,950
Short-Term Investments	957,572	-		-		957,572
Total Investments in Securities	$13,539,381	$27,950		$0	*	$13,567,331

Liabilities^	Level 1	Level 2		Level 3		Total
Written Options	$-	$429,000		$-		$429,000
Total Written Options	$-	$429,000		$-		$429,000

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
* Represents less than $0.50.
For the period ended November 30, 2022, the Fund did not recognize any transfers in to or from Level 3.